UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-58433

Marshall Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

John M. Blaser

M&I Investment Management Corp.

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: November 30, 2005

Item 1.	Schedule of Investments

Marshall Funds, Inc.

Schedule of Investments

November 30, 2005 (Unaudited)

Large-Cap Value Fund

Schedule of Investments

November 30, 2005 (Unaudited)

Description	Shares	Value
Common Stocks - 99.0%

Consumer Discretionary - 5.9%

Apparel & Accessories - 0.5%
Coach, Inc. (2)	46,700	$1,607,881

Department Stores - 1.7%
J.C. Penny Co., Inc. (1)	88,200	4,627,854
Nordstrom, Inc.	25,900	955,192

		5,583,046

Education Services - 0.5%
Career Education Corp. (2)	44,100	1,644,930

Publishing & Printing - 0.5%
The McGraw-Hill Co., Inc.	33,700	1,787,785

Retail-Apparel - 0.3%
Chico’s FAS, Inc. (2)	25,900	1,142,449

Retail-Automotive - 0.2%
Advance Auto Parts, Inc. (1) (2)	15,600	660,504

Retail-Computer & Electronic - 0.4%
Best Buy Co., Inc.	25,900	1,249,416

Retail-Home Improvement - 0.5%
Home Depot, Inc.	38,900	1,625,242

Specialized Consumer Services - 0.5%
H&R Block, Inc.	70,000	1,710,800

Specialty Stores - 0.5%
Staples, Inc.	70,000	1,617,000

Tires & Rubber - 0.3%
The Goodyear Tire & Rubber Co. (1) (2)	64,800	1,110,024

Total Consumer Discretionary		19,739,077

Description	Shares	Value
Common Stocks (continued)

Consumer Staples - 6.7%

Agricultural Products - 1.3%
Archer-Daniels-Midland Co.	184,200	$4,341,594

Distillers & Vintners - 1.4%
Brown-Forman Corp.	70,100	4,827,086

Household Products - 0.5%
The Clorox Co.	33,700	1,829,236

Packaged Foods/Meats - 0.5%
Wm. Wrigley Jr. Co. (1)	23,400	1,605,006

Personal Products - 0.5%
Avon Products, Inc.	57,100	1,561,685

Tobacco - 2.5%
Altria Group, Inc.	106,400	7,744,856
UST, Inc.	20,750	800,535

		8,545,391

Total Consumer Staples		22,709,998

Energy - 13.6%

Oil & Gas-Exploration and Production - 0.6%
Kerr-McGee Corp.	23,379	2,021,115

Oil & Gas-Integrated - 10.6%
Chevron Corp.	184,300	10,562,233
ConocoPhillips	166,000	10,044,660
Exxon Mobil Corp.	184,300	10,694,929
Marathon Oil Corp.	44,100	2,614,689
Murphy Oil Corp.	33,700	1,666,802

		35,583,313

Oil & Gas-Refining/Manufacturing - 2.4%
Sunoco, Inc. (1)	43,000	3,319,600
Valero Energy Corp.	50,000	4,810,000

		8,129,600

Total Energy		45,734,028

Financials - 36.8%

Asset Management & Custody Bank - 1.5%
Bank of New York Co., Inc., The	134,900	4,370,760
Northern Trust Corp.	13,000	684,970

		5,055,730

Diversified Banks - 3.6%
Wells Fargo & Co.	194,700	12,236,895

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Diversified Financial Services - 5.4%
Citigroup, Inc.	111,600	$5,418,180
J. P. Morgan Chase & Co.	331,850	12,693,262

		18,111,442

Insurance-Life/Health - 1.4%
MetLife, Inc.	41,500	2,134,760
Prudential Financial, Inc.	33,800	2,616,120

		4,750,880

Insurance-Multi-Line - 0.3%
Unitrin, Inc.	20,800	985,920

Insurance-Property & Casualty - 5.3%
Chubb Corp. (1)	46,700	4,522,428
Cincinnati Financial Corp.	102,600	4,568,778
St. Paul Travelers Companies, Inc.	85,600	3,982,968
W. R. Berkley Corp.	99,900	4,657,338

		17,731,512

Investment Banking & Brokerage - 10.5%
A.G. Edwards, Inc.	25,900	1,141,413
Goldman Sachs Group, Inc.	70,100	9,040,096
Lehman Brothers Holdings Inc.	75,300	9,487,800
Merrill Lynch & Co., Inc. (1)	140,200	9,312,084
Morgan Stanley	111,600	6,252,948

		35,234,341

Regional Banks - 7.5%
AmSouth Bancorporation	140,100	3,725,259
BB&T Corp. (1)	101,200	4,306,060
First Horizon National Corp.	111,600	4,343,472
KeyCorp	129,779	4,303,472
National City Corp.	119,400	4,048,854
PNC Financial Services Group (1)	72,700	4,636,079

		25,363,196

Specialized Finance - 1.3%
CIT Group, Inc. (1)	90,800	4,494,600

Total Financials		123,964,516

Healthcare - 10.7%

Biotechnology - 0.9%
Amgen, Inc. (1) (2)	15,600	1,262,508
Gilead Sciences, Inc. (1) (2)	36,300	1,840,047

		3,102,555

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Distributors - 1.6%
AmerisourceBergen Corp.	54,500	$4,379,075
Cardinal Health, Inc.	18,200	1,163,890

		5,542,965

Healthcare Services - 0.7%
Express Scripts, Inc. (1) (2)	28,600	2,415,556

Healthcare Supplies - 0.4%
Bausch & Lomb, Inc.	15,600	1,267,656

Managed Health Care - 1.7%
UnitedHealth Group, Inc.	20,800	1,245,088
WellPoint, Inc. (2)	57,100	4,386,993

		5,632,081

Pharmaceuticals - 5.4%
Abbott Laboratories	93,400	3,522,114
Allergan, Inc.	18,200	1,820,000
Bristol-Myers Squibb Co.	95,975	2,072,100
Johnson & Johnson (1)	26,000	1,605,500
Pfizer, Inc.	382,000	8,098,400
Wyeth	26,000	1,080,560

		18,198,674

Total Healthcare		36,159,487

Industrials - 4.6%

Aerospace & Defense - 3.0%
L-3 Communications Holdings, Inc.	51,900	3,866,550
Lockheed Martin Corp.	28,600	1,733,160
Northrop Grumman Corp.	77,900	4,469,123

		10,068,833

Commercial Printing - 0.6%
Donnelley (R.R.) & Sons Co.	62,300	2,130,660

Industrial Conglomerate - 0.5%
3M Co.	23,400	1,836,432

Railroads - 0.5%
Norfolk Southern Corp.	36,300	1,605,912

Total Industrials		15,641,837

Description	Shares	Value
Common Stocks (continued)

Information Technology - 3.2%

Computer Hardware - 0.6%
Dell, Inc. (2)	15,000	$452,400
Hewlett Packard Co.	51,900	1,539,873

		1,992,273

Computer Peripheral - 0.3%
SanDisk Corp. (2)	20,800	1,062,048

Semiconductors - 0.6%
Broadcom Corp. (2)	13,000	605,020
NVIDIA Corp. (1) (2)	36,300	1,312,971

		1,917,991

Semiconductor Equipment - 0.5%
Lam Research Corp. (1) (2)	46,700	1,753,118

Services-Data Processing - 1.2%
Paychex, Inc.	49,300	2,090,813
Sabre Holdings Corp.	77,800	1,779,286

		3,870,099

Total Information Technology		10,595,529

Materials - 5.8%

Chemicals-Commodity - 1.2%
Lyondell Chemical Co.	153,100	3,893,333

Chemicals-Diversified - 1.4%
Dow Chemical Co., The	85,600	3,873,400
Eastman Chemical Co.	18,200	1,007,006

		4,880,406

Diversified Metal/Mining - 1.6%
Freeport-McMoRan Copper & Gold, Inc.	36,300	1,891,593
Phelps Dodge Corp.	25,000	3,391,750

		5,283,343

Forest Products - 1.1%
Weyerhaeuser Co.	54,500	3,613,895

Metal & Glass Containers - 0.3%
Ball Corp.	28,500	1,174,770

Steel - 0.2%
Nucor Corp.	10,400	697,632

Total Materials		19,543,379

Description	Shares	Value
Common Stocks (continued)

Telecommunications - 3.7%

Integrated Telecommunication Services - 2.6%
Citizens Communications Co.	150,500	$1,964,025
Verizon Communications	207,600	6,639,048

		8,603,073

Wireless Telecommunication Services - 1.1%
Sprint Nextel Corp.	153,100	3,833,624

Total Telecommunications		12,436,697

Utilities - 8.0%

Electric Utilities - 2.7%
American Electric Power Co., Inc.	106,400	3,887,856
Edison International	49,300	2,224,416
Progress Energy, Inc.	67,500	3,022,650

		9,134,922

Independent Power Producers - 1.1%
Constellation Energy Group	70,100	3,714,599

Multi-Utilities - 4.2%
CMS Energy Corp. (1) (2)	264,700	3,700,506
Energy East Corp.	54,500	1,278,025
KeySpan Corp.	98,600	3,309,016
NiSource, Inc.	90,800	1,954,924
TECO Energy, Inc.	212,800	3,721,872

		13,964,343

Total Utilities		26,813,864

Total Common Stocks
(identified cost $293,896,606)		333,338,412

Purchased Call Option - 0.0%
Walt Disney Co. 01/21/2006, Strike Price $27.50	100	1,000

Total Purchased Call Options (identified cost $5,200)		1,000

Collateral Pool Investment for Securities on Loan - 10.50%
(See Note 2 of the Schedule of Investments) (identified cost $35,337,656)		35,337,656

Repurchase Agreement - 0.4%
Agreement with Morgan Stanley & Co., Inc., 4.0200%, dated 11/30/2005 to be repurchased at $1,322,023 on 12/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 12/30/2008 with a market value of $1,345,181 (at amortized cost)	1,321,875	1,321,875

Total Investments (continued)

Total Investments - 109.9% (identified cost $330,561,337)	$369,998,943

Other Assets and Liabilities - (9.9%)	(33,345,396)

Total Net Assets - 100.0%	$336,653,547

(See Notes which are an integral part of the Schedule of Investments)

Large-Cap Growth Fund

Schedule of Investments

November 30, 2005 (Unaudited)

Description	Shares	Value
Common Stocks - 99.4%

Consumer Discretionary - 12.7%

Advertising Sales - 0.7%
Omnicom Group, Inc. (1)	20,500	$1,733,480

Apparel Retail - 3.5%
American Eagle Outfitters	67,200	1,529,472
Coach, Inc. (2)	83,900	2,888,677
Gap, Inc.	157,200	2,732,136
TJX Co., Inc. (1)	64,700	1,449,927

		8,600,212

Broadcasting & Cable - 0.7%
Clear Channel Communications, Inc.	52,600	1,712,656

Computer & Electronics - 1.4%
Best Buy, Inc.	71,200	3,434,688

Cosmetics & Toiletries - 0.9%
Estee Lauder Co., Inc.	63,400	2,092,834

Department Stores - 1.3%
J.C. Penney Co., Inc.	60,300	3,163,941

Education Services - 0.5%
Career Education Corp. (2)	29,400	1,096,620

General Merchandise - 1.1%
Dollar General Corp.	141,200	2,670,092

Homebuilding - 0.5%
Ryland Group, Inc. (1)	16,300	1,166,102

Restaurants - 1.0%
YUM! Brands, Inc.	50,300	2,454,137

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Specialty Stores - 0.7%
Staples, Inc.	79,100	$1,827,210

Tires & Rubber - 0.4%
Goodyear Tire & Rubber Co. (1) (2)	70,400	1,205,952

Total Consumer Discretionary		31,157,924

Consumer Staples - 9.0%

Agricultural Products - 0.3%
Archer-Daniels-Midland Co.	28,600	674,102

Household Products - 4.7%
Clorox Co.	12,300	667,644
Colgate-Palmolive Co.	67,400	3,674,648
Kimberly-Clark Corp.	11,200	660,576
Proctor & Gamble Co.	113,800	6,508,222

		11,511,090

Food Distributors - 1.6%
Sysco Corp.	123,400	3,988,288

Packaged Foods - 0.5%
General Mills, Inc.	14,600	693,938
H.J. Heinz Co.	18,900	656,208

		1,350,146

Soft Drinks - 1.1%
Coca-Cola Co.	43,000	1,835,670
PepsiCo, Inc.	12,900	763,680

		2,599,350

Tobacco - 0.8%
Altria Group, Inc.	9,200	669,668
Reynolds American, Inc. (1)	13,400	1,192,868

		1,862,536

Total Consumer Staples		21,985,512

Description	Shares	Value
Common Stocks (continued)

Energy - 9.6%

Oil & Gas-Exploration and Production - 3.1%
Anadarko Pete Corp.	7,100	$643,331
Apache Corp.	23,600	1,540,608
Burlington Resources, Inc.	22,300	1,611,175
Devon Energy Corp.	16,300	981,260
Forest Oil Corp. (2)	21,300	954,453
Kerr-McGee Corp.	11,500	994,175
Pogo Producing Co.	18,800	921,200

		7,646,202

Oil & Gas-Integrated - 5.7%
Amerada Hess Corp. (1)	8,000	980,160
Chevron Corp.	27,600	1,581,756
ConocoPhillips	25,700	1,555,107
Exxon Mobil Corp.	115,500	6,702,465
Marathon Oil Corp.	25,425	1,507,448
Murphy Oil Corp.	22,300	1,102,958
Occidental Pete Corp.	7,800	618,540

		14,048,434

Oil & Gas-Refining & Marketing - 0.8%
Sunoco, Inc. (1)	14,100	1,088,520
Valero Energy Corp.	9,800	942,760

		2,031,280

Total Energy		23,725,916

Financials - 8.6%

Diversified Banks - 0.6%
Bank of America Corp.	16,120	739,747
U.S. Bancorp	23,400	708,552

		1,448,299

Diversified Financial Services - 1.6%
Citigroup, Inc.	63,100	3,063,505
JPMorgan Chase & Co.	19,900	761,175

		3,824,680

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Insurance-Property & Casualty - 0.3%
St. Paul Travelers Co., Inc.	15,400	$716,562

Investment Banking & Brokerage - 4.4%
Goldman Sachs Group, Inc. (1)	5,700	735,072
Lehman Brothers Holdings, Inc.	5,900	743,400
Merrill Lynch & Co., Inc.	129,890	8,627,294
Morgan Stanley	12,900	722,787

		10,828,553

Thrifts & Mortgage Finance - 1.7%
Federal Home Loan Mortgage Corp.	12,100	755,645
MGIC Investment Corp. (1)	17,700	1,152,270
PMI Group, Inc.	28,000	1,136,800
Radian Group, Inc.	21,100	1,193,416

		4,238,131

Total Financials		21,056,225

Healthcare - 21.5%

Biotechnology - 3.7%
Amgen, Inc. (1) (2)	84,700	6,854,771
Gilead Sciences, Inc. (2)	42,600	2,159,394

		9,014,165

Healthcare-Distributors - 3.3%
AmerisourceBergen Corp.	23,000	1,848,050
Cardinal Health Inc.	78,300	5,007,285
McKesson Corp.	23,800	1,197,140

		8,052,475

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare-Equipment - 0.3%
Boston Scientific Co. (2)	28,600	$757,328

Healthcare-Facilities - 1.5%
HCA, Inc.	69,600	3,548,904

Healthcare-Managed - 6.2%
Aetna, Inc.	27,510	2,544,400
Coventry Health Care, Inc. (2)	19,350	1,152,680
Health Net, Inc. (2)	23,800	1,214,514
Humana, Inc. (2)	22,200	1,017,426
Pacificare Health Systems, Inc. (1) (2)	13,900	1,195,956
UnitedHealth Group, Inc.	32,100	1,921,506
WellPoint, Inc. (2)	78,600	6,038,838

		15,085,320

Healthcare Services - 1.0%
Express Scripts, Inc. (1) (2)	18,300	1,545,618
Medco Health Solutions, Inc. (2)	20,700	1,110,555

		2,656,173

Pharmaceuticals - 5.5%
Abbott Laboratories	110,500	4,166,955
Allergan, Inc. (1)	12,100	1,210,000
Bristol-Myers Squibb Co.	28,000	604,520
Johnson & Johnson (1)	25,800	1,593,150
King Pharmaceuticals, Inc. (2)	74,200	1,167,166
Eli Lilly & Co.	51,600	2,605,800
Pfizer, Inc.	27,200	576,640
Wyeth	39,200	1,629,152

		13,553,383

Total Healthcare		52,667,748

Industrials - 12.0%

Aerospace & Defense - 6.2%
Boeing Co.	115,900	7,903,221
General Dynamics Corp.	32,500	3,714,750
Lockhead Martin Corp.	17,800	1,078,680
Northrop Grumman Corp.	33,100	1,898,947
United Technologies Corp.	13,000	699,920

		15,295,518

Commercial Printing - 0.3%
R.R. Donnelley & Sons Co.	18,900	646,380

Electrical Comp & Equipment - 0.3%
Emerson Elec Co.	9,600	725,856

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Machinery - Industrial - 4.8%
Illinois Tool Works, Inc.	96,300	$8,500,401
Parker-Hannifin Corp.	47,700	3,263,157

		11,763,558

Office Services & Supplies - 0.4%
HNI Corp.	18,600	937,440

Total Industrials		29,368,752

Information Technology - 24.6%

Communications Equipment - 3.1%
Cisco Systems, Inc. (2)	435,300	7,635,162

Computer Hardware - 3.3%
Dell, Inc. (2)	207,200	6,249,152
International Business Machines Corp.	21,400	1,902,460

		8,151,612

Computer Storage - 2.3%
EMC Corp. (2)	355,800	4,956,294
Lexmark International, Inc. (2)	16,400	780,968

		5,737,262

Data Processing - 1.8%
Fiserv, Inc. (2)	67,400	3,067,374
Paychex, Inc.	32,100	1,361,361

		4,428,735

Home Entertainment Software - 0.4%
Activision, Inc. (2)	72,933	970,738

Semiconductors - 6.3%
Broadcom Corp. (2)	24,300	1,130,922
Intel Corp.	323,700	8,636,316
LSI Logic Corp. (2)	116,500	956,465
Texas Instruments, Inc.	149,200	4,846,016

		15,569,719

Semiconductor Equipment - 0.6%
Lam Research Corp. (2)	37,700	1,415,258

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Information Technology (continued)

Systems Software - 6.8%
Microsoft Corp.	304,400	$8,434,924
Oracle Corp. (2)	415,200	5,219,064
Symantec Corp. (2)	163,200	2,883,744

		16,537,732

Total Information Technology		60,446,218

Materials - 0.9%

Chemicals-Diversified - 0.4%
Ashland, Inc.	20,200	1,126,150

Diversified Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.	23,300	1,214,163

Total Materials		2,340,313

Telecommunications - 0.5%

Integrated Telecommunication Service - 0.5%
Sprint Nextel Corp.	46,000	1,151,840

Total Telecommunications		1,151,840

Total Common Stocks (identified cost $224,491,969)		243,900,448

Collateral Pool Investment for Securities on Loan - 7.7%
(See Note 2 of the Schedule of Investments) (identified cost $18,884,437)		18,884,437

Repurchase Agreement 0.6%
Agreement with Morgan Stanley & Co., Inc., 4.02% dated 11/30/2005, to be repurchased at $1,356,762 on 12/01/2005, collateralized by a U.S. Government Agency Obligation with a maturity of 8/02/2010, with a market value of $1,637,175 (at amortized cost)	$1,356,610	1,356,610

Total Investments - 107.7% (identified cost $244,733,016)		264,141,495

Other Assets and Liabilities - (7.7)%		(18,871,874)

Total Net Assets - 100.0%		$245,269,621

(See	Notes which are an integral part of the Schedule of Investments)

Mid-Cap Value Fund

Schedule of Investments

November 30, 2005 (Unaudited)

Description	Shares	Value
Common Stocks - 97.1%

Consumer Discretionary - 20.0%

Advertising - 1.2%
The Interpublic Group of Cos., Inc. (1) (2)	870,000	$8,108,400

Apparel/Accessories - 1.7%
Liz Claiborne, Inc. (1)	320,000	11,161,600

Auto Parts & Equipment - 1.7%
Johnson Controls, Inc.	162,000	11,250,900

Broadcasting & Cable TV - 1.6%
Clear Channel Communications, Inc.	333,000	10,842,480

Home Building - 1.2%
Pulte Homes, Inc.	185,000	7,701,550

Home Furnishings - 1.8%
Furniture Brands International, Inc. (1)	610,000	12,169,500

Home Improvement-Retail - 1.6%
The Sherwin-Williams Co.	247,500	10,850,400

Household Appliances - 2.4%
Snap-On Tools Corp. (1)	424,040	15,846,375

Leisure Products - 2.8%
Brunswick Corp.	210,000	8,250,900
Mattel, Inc.	620,000	10,323,000

		18,573,900

Publishing - 2.5%
Scholastic Corp. (1) (2)	231,000	7,685,370
Tribune Co. (1)	268,000	8,567,960

		16,253,330

Specialty Stores - 1.5%
Pier 1 Imports, Inc. (1)	763,000	9,690,100

Total Consumer Discretionary		132,448,535

Consumer Staples - 6.3%

Brewery - 1.8%
Molson Coors Brewing Co.	175,000	11,653,250

Description	Shares	Value
Common Stocks (continued)

Consumer Staples (continued)

Packaged Foods/Meats - 1.6%
Del Monte Foods Co. (2)	1,083,600	$10,705,968

Retail-Food - 1.5%
Kroger Co. (1) (2)	528,500	10,284,610

Soft Drinks - 1.4%
Coca-Cola Enterprises, Inc.	482,000	9,264,040

Total Consumer Staples		41,907,868

Energy - 6.7%

Oil & Gas-Drilling - 3.3%
Noble Corp.	171,500	12,360,005
Patterson-UTI Energy, Inc.	314,000	9,809,360

		22,169,365

Oil & Gas-Exploration and Production - 3.4%
Noble Energy, Inc.	250,000	9,342,500
Pioneer Natural Resources Co.	190,000	9,676,700
Plains Exploration & Production Co. (2)	80,500	3,413,200

		22,432,400

Total Energy		44,601,765

Financials - 13.6%

Asset Management - 1.5%
State Street Corp.	170,000	9,807,300

Insurance-Life/Health - 1.7%
Protective Life Corp.	247,500	10,934,550

Insurance-Property/Casualty - 4.8%
ACE Ltd.	234,000	12,987,000
Ambac Financial Group, Inc.	155,000	11,886,950
SAFECO Corp.	121,000	6,806,250

		31,680,200

Investment Banking & Brokerage - 1.3
Bear Stearns Companies Inc. (1)	80,000	8,879,200

Reinsurance - 2.9%
PartnerRe Ltd.	219,500	14,987,460
RenaissanceRe Holding Ltd.	95,150	4,275,089

		19,262,549

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Thrifts & Mortgage Finance - 1.4%
MGIC Investment Corp. (1)	143,000	$9,309,300

Total Financials		89,873,099

Healthcare - 9.1%

Healthcare-Distributors - 2.1%
AmerisourceBergen Corp.	170,000	13,659,500

Healthcare-Equipment - 1.5%
Fisher Scientific International, Inc. (2)	155,000	9,994,400

Healthcare-Facilities - 1.5%
Community Health Systems, Inc. (1) (2)	250,000	10,022,500

Healthcare-Services - 4.0%
Apria Healthcare Group, Inc. (1) (2)	387,400	9,475,804
Omnicare, Inc. (1)	300,000	17,085,000

		26,560,804

Total Healthcare		60,237,204

Industrials - 15.8%

Aerospace & Defense - 1.7%
Northrop Grumman Corp.	200,000	11,474,000

Commercial Printing - 1.7%
Donnelley (R.R.) & Sons Co.	316,850	10,836,270

Machinery Industrial - 1.5%
Parker-Hannifin Corp.	150,000	10,261,500

Railroads - 1.3%
CSX Corp. (1)	170,000	8,268,800

Services-Diversified Commercials - 3.1%
Aramark Corporation	347,500	9,007,200
Watson Wyatt & Co. Holdings (1)	410,000	11,037,200

		20,044,400

Services-Employment - 1.8%
Manpower, Inc.	262,300	12,183,835

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Services-Environmental - 1.5%
Republic Services, Inc.	275,000	$9,858,750

Trade Companies & Distribution - 1.5%
Grainger (W.W.), Inc.	145,000	10,183,350

Trucking - 1.7%
J.B. Hunt Transport Services, Inc. (1)	500,000	11,195,000

Total Industrials		104,305,905

Information Technology - 13.5%

Application Software - 2.8%
Cadence Design Systems, Inc. (2)	496,500	8,510,010
Synopsys, Inc. (2)	526,000	10,267,520

		18,777,530

Computer Storage/Peripheral - 2.8%
Electronics For Imaging, Inc. (2)	298,900	8,348,277
Imation Corp.	230,000	10,110,800

		18,459,077

IT Consulting & Services - 1.4%
ProQuest Co. (1) (2)	337,600	9,435,920

Office Electronics - 1.8%
Xerox Corp. (2)	840,000	11,928,000

Semiconductors - 1.0%
Freescale Semiconductor Inc. (2)	262,000	6,759,600

Services-Data Processing - 3.7%
Computer Sciences Corp. (2)	135,000	6,781,050
Convergys Corp. (2)	588,600	9,770,760
Sabre Holdings Corp.	340,000	7,775,800

		24,327,610

Total Information Technology		89,687,737

Materials - 4.2%

Paper Packaging - 2.9%
Packaging Corp. of America (1)	538,000	12,476,220
Sealed Air Corporation (1) (2)	132,000	6,825,720

		19,301,940

Steel - 1.3%
Nucor Corp. (1)	127,000	8,519,160

Total Materials		27,821,100

Description	Shares	Value
Common Stocks (continued)

Telecommunication Services - 3.7%

Integrated Telecommunication Services - 3.7%
Alltel Corp.	190,000	$12,697,700
Citizens Communications Co., Class B	925,000	12,071,250

Total Telecommunication Services		24,768,950

Utilities - 4.2%

Electric Utilities - 2.7%
PPL Corporation	322,000	9,466,800
Xcel Energy, Inc. (1)	455,000	8,422,050

		17,888,850

Multi-Utilities - 1.5%
Constellation Energy Group	188,000	9,962,120

Total Utilities		27,850,970

Total Common Stocks (identified cost $553,122,979)		643,503,133

Collateral Pool Investment for Securities on Loan - 23.8%
(See Note 2 of the Schedule of Investments) (amortized cost $157,860,011)		157,860,011

Repurchase Agreement - 2.9%
Agreement with Morgan Stanley & Co, Inc., 4.02%, dated 11/30/2005, to be repurchased at $19,392,177 on 12/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/8/2012, with a market value of $20,269,090 (at amortized cost $19,390,012)		19,390,012

Total Investments - 123.8% (identified cost $730,373,002)		820,753,156

Other Assets and Liabilities - (23.8)%		(157,927,012)

Total Net Assets - 100.0%		$662,826,144

(See Notes which are an integral part of the Schedule of Investments)

Mid-Cap Growth Fund

Schedule of Investments

November 30, 2005 (Unaudited)

Description	Shares	Value
Common Stocks - 95.7%

Consumer Discretionary - 14.3%

Apparel & Accessories - 1.0%
Coach, Inc. (2)	52,500	$1,807,575

Casino’s & Gaming - 1.3%
Scientific Games Corp., Class A (1) (2)	80,000	2,266,400

Consumer Electronics - 0.5%
Harman International Industries, Inc.	10,000	975,000

Department Stores - 1.9%
Nordstrom, Inc.	45,000	1,659,600
Penney (J.C) Co., Inc.	32,500	1,705,275

		3,364,875

Hotels - 1.6%
Hilton Hotels Corp.	65,000	1,424,800
Starwood Hotels & Resorts Worldwide, Inc.	22,500	1,361,250

		2,786,050

Leisure Products - 0.8%
SCP Pool Corp.	37,500	1,459,875

Recreational Centers - 1.0%
LIFE TIME FITNESS, INC. (2)	47,500	1,825,425

Retail-Apparel - 1.3%
Abercrombie & Fitch Co., Class A	20,000	1,226,400
Chico’s FAS, Inc. (2)	25,000	1,102,750

		2,329,150

Retail-Automotive - 1.6%
Advance Auto Parts, Inc. (2)	33,750	1,428,975
O’Reilly Automotive, Inc. (2)	45,000	1,369,800

		2,798,775

Retail-Computer & Electronics - 0.9%
GameStop Corp. (1) (2)	47,500	1,597,900

Specialty Stores - 2.4%
Charming Shoppes, Inc.	115,000	1,351,250
Coldwater Creek Inc. (2)	45,000	1,413,000
Michaels Stores, Inc.	37,500	1,402,500

		4,166,750

Total Consumer Discretionary		25,377,775

Description	Shares	Value
Common Stocks (continued)

Consumer Staples - 2.1%

Distillers and Vintners - 0.5%
Constellation Brands, Inc. (2)	35,000	$826,700

Retail-Drug - 1.0%
CVS Corp.	65,000	1,756,300

Retail-Food - 0.6%
Whole Foods Market, Inc.	7,500	1,104,600

Total Consumer Staples		3,687,600

Energy - 11.2%

Oil & Gas-Drilling - 1.6%
ENSCO International Inc.	27,500	1,302,400
Nabors Industries Ltd (2)	20,000	1,400,200

		2,702,600

Oil & Gas-Equipment & Services - 1.7%
BJ Services Co. (1)	50,000	1,832,500
National-Oilwell Varco, Inc. (2)	20,000	1,212,400

		3,044,900

Oil & Gas-Exploration and Production - 6.9%
Chesapeake Energy Corp. (1)	100,000	2,895,000
Denbury Resources Inc. (2)	112,500	2,547,000
EOG Resources, Inc.	25,000	1,793,750
Newfield Exploration Co., (2)	20,000	925,200
Plains Exploration & Production Co. (2)	42,500	1,802,000
Range Resources Corp.	15,000	558,600
XTO Energy, Inc.	42,500	1,729,325

		12,250,875

Oil & Gas-Refining/Marketing - 1.0%
Sasol Ltd., ADR (1)	52,500	1,753,500

Total Energy		19,751,875

Financials - 10.7%

Asset Management - 3.6%
Affiliated Managers Group, Inc. (1) (2)	37,500	2,956,500
Legg Mason, Inc.	8,500	1,042,525
Nuveen Investments, Class A	57,500	2,383,950

		6,382,975

Commercial Banks - 1.0%
SVB Financial Group (1)	35,000	1,683,150

Diversified Financial Services - 1.1%
Chicago Merchantile Exchange Holdings, Inc.	3,000	1,062,450
National Financial Partners Corp.	17,500	890,575

		1,953,025

Description	Shares	Value
Common Stocks (continued)

Insurance - 2.8%
Assured Guaranty, LTD.	75,000	$1,974,000
Willis Group Holdings Limited (1)	35,000	1,305,150
W. R. Berkley Corp.	35,000	1,631,700

		4,910,850

Real Estate Services- 1.0%
CB Richard Ellis Group, Inc., Class A (2)	32,500	1,803,750

Regional Banks - 0.5%
Synovus Financial Corp.	30,000	844,500

Specialized Finance - 0.7%
Moody’s Corp.	20,000	1,203,000

Total Financials		18,781,250

Healthcare - 17.4%

Biotechnology - 2.4.%
Celgene Corp. (1) (2)	17,500	1,066,100
Cephalon, Inc. (1) (2)	17,500	889,875
Genzyme Corp. (2)	12,500	929,250
Protein Design Labs, Inc. (1) (2)	50,000	1,392,500

		4,277,725

Healthcare-Equipment - 3.9%
Cytyc Corp. (2)	82,500	2,269,575
Resmed, Inc. (1) (2)	40,000	1,632,000
Respironics, Inc. (2)	35,000	1,353,800
St. Jude Medical, Inc.	35,000	1,671,950

		6,927,325

Healthcare-Facilities - 2.4%
Community Health Services, Inc. (2)	35,000	1,403,150
DaVita, Inc. (2)	20,000	1,049,800
Psychiatric Solutions, Inc. (2)	32,500	1,833,650

		4,286,600

Healthcare-Managed Care - 2.0%
Humana, Inc.	25,000	1,145,750
Wellpoint, Inc. (2)	30,000	2,304,900

		3,450,650

Healthcare-Services - 3.3%
Caremark RX, Inc. (2)	35,000	1,798,650
Covance, Inc. (2)	37,500	1,782,750
Medco Health Solutions, Inc. (2)	8,000	429,200
Omnicare, Inc.	32,500	1,850,875

		5,861,475

Description	Shares	Value
Common Stocks (continued)

Healthcare-Supplies - 2.0%
Bausch & Lomb Inc.	22,500	$1,828,350
Haemonetics, Corp. (2)	35,000	1,789,550

		3,617,900

Pharmaceuticals - 1.4%
Cubist Pharmaceuticals Inc. (2)	65,000	1,469,650
Sepracor, Inc. (2)	17,500	962,150

		2,431,800

Total Healthcare		30,853,475

Industrials - 9.6%

Aerospace & Defense - 1.4%
Precision Castparts Corp.	60,000	3,059,400

Air Freight & Couriers - 0.7%
C.H. Robinson Worldwide, Inc.	32,500	1,314,625

Construction & Engineering - 1.4%
Fluor Corp.	8,000	592,800
Jacobs Engineering Group, Inc.	27,500	1,786,675

		2,379,475

Electrical Equipment - 1.4%
AMETEK, Inc.	30,000	1,278,300
Rockwell Automation, Inc.	20,000	1,128,600

		2,406,900

Industrial Conglomerates - 1.3%
Textron, Inc.	30,000	2,367,000

Machinery-Construction/Mining - 0.8%
Joy Global, Inc.	27,500	1,454,475

Machinery-Industrial - 1.5%
Harsco Corp.	20,000	1,329,000
ITT Industries, Inc.	12,500	1,359,500

		2,688,500

Packaging and Containers - 0.8%
Crown Holdings, Inc.	75,000	1,390,500

Total Industrials		17,060,875

Description	Shares	Value
Common Stocks (continued)

Information Technology - 25.3%

Application Software - 1.7%
Activision, Inc. (2)	80,000	$1,064,800
Compuware Corp. (2)	105,000	969,150
Salesforce.com, Inc. (1) (2)	30,000	955,500

		2,989,450

Communications Equipment - 3.7%
ADTRAN, Inc.	30,000	886,800
Comverse Technology, Inc. (1) (2)	82,500	2,162,325
Corning, Inc.	70,000	1,417,500
Powerwave Technologies, Inc. (1) (2)	167,500	2,103,800

		6,570,425

Computer - Network Devices - 2.4%
Electronics for Imaging, Inc. (2)	100,000	2,793,000
Network Appliance, Inc. (2)	50,000	1,456,000

		4,249,000

Data Processing - 2.2%
Alliance Data Systems Corp. (1) (2)	35,000	1,349,950
Ceridian Corp. (2)	57,500	1,380,000
Paychex, Inc.	27,500	1,166,275

		3,896,225

Electronic Components - 0.5%
Amphenol Corp., Class A	22,500	939,825

Electronic Manufacturing Services - 1.4%
Jabil Circuit, Inc. (1) (2)	77,500	2,566,800

Equipment Manufacturing - 1.7%
Agilent Technologies, Inc. (2)	50,000	1,783,000
Symbol Technologies, Inc.	100,000	1,143,000

		2,926,000

Financial Software - 1.3%
Transaction Systems Architects, Inc. (2)	80,000	2,328,000

Information Technology Consulting & Services - 2.5%
Cognizant Technology Solutions Corp. (2)	30,000	1,457,700
Akamai Technologies, Inc. (2)	147,500	2,944,100

		4,401,800

Semiconductors - 7.0%
Analog Devices, Inc.	30,000	1,137,600
Broadcom Corp., Class A (2)	30,000	1,396,200
Intersil Corp.	72,500	1,859,625
Lam Research Corp. (1) (2)	17,500	656,950
MEMC Electronic Materials, Inc. (2)	35,000	783,300
Microchip Technology, Inc.	30,000	1,000,800
Micron Technology, Inc.	37,500	534,750

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Semiconductors (continued)
Microsemi Corp. (1)	72,500	$2,011,875
National Semiconductor Corp.	35,000	905,800
NVIDIA Corp. (1) (2)	17,500	632,975
SiRF Technology Holdings, Inc. (2)	50,000	1,386,000

		12,305,875

Software-Financial - 0.9%
Fair Isaac Corp.	35,000	1,603,700

Total Information Technology		44,777,100

Materials - 0.7%

Fertilizers and Agricultural Chemicals - 0.7%
Monsanto Company	17,500	1,282,225

Total Materials		1,282,225

Telecommunications - 3.3%

Cellular Telecommunications - 2.0%
NII Holdings, Inc.(1) (2)	80,000	3,476,000

Radio - 0.3%
XM Satellite Radio Holdings Inc., Class A (1) (2)	20,000	585,200

Telecommunications Services - 1.0%
American Tower Corp. (1)	67,500	1,842,075

Total Telecommunications		5,903,275

Utilities - 1.1%

Pipelines - 1.1%
Kinder Morgan Management LLC (2)	39,350	1,884,858

Total Utilities		1,884,858

Total Common Stocks
(identified cost $143,091,055)		169,360,308

Mutual Fund - 0.9%
Kayne Anderson MLP Investment Company (1)	67,130	1,633,273

(identified cost $1,748,825)		1,633,273

U. S. Treasury Bill - 0.2%
12/15/2005 (identified cost $399,432)	$400,000	399,395

Collateral Pool Investment for Securities on Loan - 16.2%
(See Note 2 of the Schedule of Investments)
(identified cost $28,794,693)		28,794,693

Description	Shares	Value
Repurchase Agreement - 3.7%
Agreement with Morgan Stanley & Co., Inc., 4.02%, dated 11/30/2005 to be repurchased at $6,492,310 on 12/1/2005, collateralized by U.S. Government Agency Obligations with maturity on 3/5/2012, with a market value of $6,744,253 (at amortized cost)	6,491,585	$6,491,585

Total Investments - 116.7% (identified cost $180,525,590)		206,679,254

Other Assets and Liabilities - (16.7)%		(29,628,060)

Total Net Assets - 100.0%		$177,051,194

(See Notes which are an integral part of the Schedule of Investments)

Small-Cap Growth Fund

Schedule of Investments

November 30, 2005 (Unaudited)

Description	Shares	Value
Common Stocks - 94.7%

Consumer Discretionary - 15.7%

Advertising - 2.4%
24/7 Real Media, Inc. (1)(2)	255,000	$1,887,000
Marchex, Inc. (1)(2)	90,000	2,106,000

		3,993,000

Commercial Services-Printing - 1.8%
American Reprographics Co. (2)	90,000	1,935,900
VistaPrint Ltd. (2)	65,000	1,180,400

		3,116,300

Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc. (2)	45,000	1,592,100

Entertainment - 0.8%
Youbet.com, Inc. (2)	230,000	1,283,400

Homebuilding - 1.0%
Desarrolladora Homex, ADR (1)(2)	55,000	1,663,750

Home Improvement-Remodeling - 1.0%
Home Solutions of America, Inc. (1)(2)	300,000	1,725,000

Housewares - 0.6%
Lifetime Brands, Inc.	48,000	1,044,480

Leisure Facilities - 1.7%
LIFE TIME FITNESS, Inc. (1)(2)	75,000	2,882,250

Leisure Products - 1.3%
SCP Pool Corp.	55,000	2,141,150

Movies & Entertainment - 1.0%
Imax Corp. (1)(2)	205,000	1,752,750

Retail-Apparel - 1.9%
Coldwater Creek, Inc. (2)	55,000	1,727,000
Wilsons The Leather Experts, Inc. (2)	320,000	1,424,000

		3,151,000

Retail-Jewelry - 1.3%
Charles & Colvard Ltd. (1)	80,000	2,156,800

Total Consumer Discretionary		26,501,980

Consumer Staples - 2.2%
Food & Beverage - 1.0%
Central European Distribution Corp. (1)(2)	40,000	1,748,400

Restaurants - 1.2%
Caribou Coffee Co. (1)(2)	190,000	1,919,000

Total Consumer Staples		3,667,400

Description	Shares	Value
Common Stocks (continued)

Energy - 9.2%

Oil & Gas-Drilling - 0.7%
Pioneer Drilling Co. (2)	65,000	$1,138,800

Oil & Gas-Exploration and Production - 7.6%
BPZ Energy, Inc. (2)	530,000	1,908,000
Carrizo Oil & Gas, Inc. (2)	50,000	1,266,500
Contango Oil & Gas Co. (1)(2)	180,000	1,787,400
Denbury Resources, Inc. (2)	40,000	905,600
Gasco Energy, Inc. (1)(2)	450,000	3,069,000
The Exploration Co. of Delaware (2)	355,000	2,215,200
Whiting Petroleum Corp. (1)(2)	40,000	1,658,000

		12,809,700

Oil & Gas-Services - 0.9%
CE Franklin Ltd. (2)	135,000	1,622,700

Total Energy		15,571,200

Financials - 11.4%

Asset Management - 2.9%
Affiliated Managers Group, Inc. (1)(2)	35,000	2,759,400
Nuveen Investments	50,000	2,073,000

		4,832,400

Commercial Services - 1.4%
Heartland Payment Systems, Inc. (1)(2)	50,000	1,066,500
TNS, Inc. (2)	70,200	1,267,110

		2,333,610

Diversified Financial Services - 0.7%
National Financial Partners Corp.	22,500	1,145,025

Insurance - 3.0%
Amerisafe, Inc. (1)(2)	90,000	884,700
Assured Guaranty Ltd.	85,000	2,237,200
Tower Group, Inc.	100,000	2,020,000

		5,141,900

Investment Bank & Brokerage - 1.5%
Greenhill & Co.	20,000	1,097,800
optionsXpress Holdings, Inc. (1)	60,000	1,470,600

		2,568,400

Real Estate Services - 1.9%
CB Richard Ellis Group, Inc. (2)	30,000	1,665,000
Trammell Crow Co. (2)	60,000	1,551,600

		3,216,600

Total Financials		19,237,935

Description	Shares	Value
Common Stocks (continued)

Healthcare - 14.7%

Biotechnology - 0.8%
Protein Design Labs, Inc. (1)(2)	45,000	$1,253,250

Healthcare-Equipment & Supplies - 6.1%
AtriCure, Inc. (2)	60,000	761,400
Cutera, Inc. (2)	27,500	1,088,450
Natus Medical, Inc. (2)	125,000	2,067,500
ResMed, Inc. (1)(2)	40,000	1,632,000
Respironics, Inc. (2)	25,000	967,000
SonoSite, Inc. (1)(2)	35,000	1,314,600
Symmetry Medical, Inc. (2)	45,000	826,650
Syneron Medical Ltd. (1)(2)	42,500	1,691,500

		10,349,100

Healthcare-Facilities - 1.6%
Community Health Systems, Inc. (2)	25,000	1,002,250
Psychiatric Solutions, Inc. (2)	30,000	1,692,600

		2,694,850

Healthcare-Managed Care - 0.6%
Wellcare Health Plans, Inc. (2)	25,000	987,000

Healthcare-Products - 1.9%
Adeza Biomedical Corp. (2)	70,000	1,302,000
I-Flow Corp. (1)(2)	82,500	1,081,575
NuVasive, Inc. (1)(2)	47,500	817,000

		3,200,575

Healthcare-Services - 0.9%
Matria Healthcare, Inc. (1)(2)	35,000	1,187,550
SFBC International, Inc. (1)(2)	15,000	316,350

		1,503,900

Healthcare-Software - 1.3%
Emageon, Inc. (2)	95,000	1,223,600
Phase Forward, Inc. (2)	90,000	965,700

		2,189,300

Pharmaceuticals - 1.5%
Cubist Pharmaceuticals, Inc. (2)	60,000	1,356,600
CV Therapeutics, Inc. (1)(2)	50,000	1,236,500

		2,593,100

Total Healthcare		24,771,075

Description	Shares	Value
Common Stocks (continued)

Industrials - 12.5%

Aerospace & Defense - 3.1%
AAR Corp. (2)	120,000	$2,512,800
BE Aerospace, Inc. (2)	150,000	2,628,000

		5,140,800

Electrical Components - 1.0%
WESCO International, Inc. (2)	40,000	1,670,000

Electrical Equipment - 0.6%
Color Kinetics, Inc. (1)(2)	65,000	1,005,550

Machinery-Construction/Mining - 1.8%
Astec Industries, Inc. (2)	30,000	840,900
Joy Global, Inc.	42,500	2,247,825

		3,088,725

Rail & Trucking Equipment - 0.7%
Freightcar America, Inc.	25,000	1,206,500

Real Estate - 0.6%
CoStar Group, Inc. (2)	20,000	938,800

Services-Employment - 2.9%
Hudson Highland Group, Inc. (2)	75,000	1,893,750
On Assignment, Inc. (2)	275,000	3,038,750

		4,932,500

Transportation Services - 1.0%
Forward Air Corp.	42,500	1,634,125

Waste Disposal - 0.8%
American Ecology Corp.	87,500	1,423,625

Total Industrials		21,040,625

Information Technology - 25.7%
Application Software - 3.3%
Kenexa Corp. (2)	105,000	1,775,550
RightNow Technologies, Inc. (1)(2)	110,000	1,992,100
Salesforce.com, Inc. (1)(2)	30,000	955,500
SmithMicro Software, Inc. (1)(2)	125,000	853,750

		5,576,900

Communications Equipment - 1.8%
Hypercom Corp. (2)	180,000	1,116,000
Powerwave Technologies, Inc. (1)(2)	157,500	1,978,200

		3,094,200

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Computer Hardware - 1.5%
Rackable Systems, Inc. (2)	140,000	$2,585,800

Computer Network Devices - 1.1%
Electronics for Imaging, Inc. (2)	65,000	1,815,450

Computer Storage/Peripheral - 1.1%
Komag, Inc. (1)(2)	25,000	873,500
M-Systems Flash Disk Pioneers Ltd. (1)(2)	30,000	934,500

		1,808,000

Consulting Services - 0.7%
Forrester Research, Inc. (2)	65,000	1,211,600

Financial Software - 2.6%
INVESTools, Inc. (2)	175,000	873,250
Online Resources Corp. (2)	110,000	1,289,200
Transaction Systems Architects, Inc. (2)	75,000	2,182,500

		4,344,950

Intellectual Property - 1.5%
Acacia Research Corp. (1)(2)	355,000	2,485,000

Internet Software & Services - 3.5%
HomeStore, Inc. (1)(2)	400,000	1,764,000
Stamps.com, Inc. (2)	90,000	2,110,500
The Knot, Inc. (2)	100,000	1,220,000
WebSideStory, Inc. (2)	45,000	810,000

		5,904,500

IT Services - 1.7%
Akamai Technologies, Inc. (1)(2)	140,000	2,794,400

Security Software - 1.6%
Entrust, Inc. (2)	205,000	1,025,000
Vasco Data Security International, Inc. (1)(2)	150,000	1,692,000

		2,717,000

Semiconductors - 2.6%
Cirrus Logic, Inc. (2)	175,000	1,323,000
Microsemi Corp. (1)(2)	65,000	1,803,750
SiRF Technology Holdings, Inc. (2)	45,000	1,247,400

		4,374,150

Software & Services - 2.2%
Neoware Systems, Inc. (1)(2)	85,000	1,858,950
PAR Technology Corp. (1)(2)	60,000	1,926,000

		3,784,950

Telecommunication Services-Wireless - 0.5%
InPhonic, Inc. (1)(2)	75,000	885,750

Total Information Technology		43,382,650

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Materials - 1.3%

Containers & Packaging - 0.8%
Crown Holdings, Inc. (2)	70,000	$1,297,800

Diversified Metal/Mining - 0.5%
Birch Mountain Resources Ltd. (2)	115,000	832,600

Total Materials		2,130,400

Utilities - 2.0%

Gas Utilities - 1.0%
Kinder Morgan Management LLC (2)	36,149	1,731,556

Water Utilities - 1.0%
PICO Holdings, Inc. (2)	50,000	1,688,000

Total Utilities		3,419,556

Total Common Stocks (identified cost $128,375,399)		159,722,821

Master Limited Partnership - 1.5%
Kayne Anderson MLP Investment Co. (1) (identified cost $2,705,972)	104,217	2,535,600

U.S. Treasury Bill - 0.3% (3)
United States Treasury Bill,12/15/2005 (identified cost $474,456)	475,000	474,281

Collateral Pool Investment for Securities on Loan - 28.5%
(See Note 2 of the Schedule of Investments) (identified cost $48,026,085)		48,026,085

Repurchase Agreement - 3.8%
Agreement with Morgan Stanley & Co, Inc., 4.020% dated 11/30/2005, to be repurchased at $6,490,632 on 12/1/2005, collateralized by a U.S. Government Agency Obligation with a maturity of 3/8/2012, with a market value of $6,709,334 (at amortized cost)	6,489,907	6,489,907

Total Investments - 128.8% (identified cost $186,071,819)		217,248,694

Other Assets and Liabilities - (28.8)%		(48,583,875)

Total Net Assets - 100.0%		$168,664,819

(See Notes which are an integral part of the Schedule of Investments)

International Stock Fund

Schedule of Investments

November 30, 2005 (Unaudited)

Description	Shares	Value
Common Stocks - 97.3%

Australia - 1.9%
Australian Stock Exchange Ltd.	2,838	$63,954
Babcock & Brown Ltd.	28,445	369,892
Caltex Australia Ltd.	58,837	921,600
Leighton Holdings Ltd.	10,816	129,621
QBE Insurance Group Ltd.	85,251	1,201,805
Rinker Group Ltd.	197,173	2,284,282
Santos Ltd.	63,075	531,740
Sonic Healthcare Ltd.	29,903	331,408
Woodside Petroleum Ltd.	29,800	769,520

		6,603,822

Austria - 0.6%
Boehler-Uddeholm AG	479	78,228
OMV AG	39,560	2,186,075

		2,264,303

Belgium - 0.6%
Option NV (2)	1,439	99,165
UCB SA	34,650	1,701,709
Umicore	1,653	178,226

		1,979,100

Brazil - 1.0%
Petroleo Brasileiro SA, ADR	36,700	2,480,920
Unibanco - Uniao de Bancos Brasileiros SA, GDR	16,050	992,532

		3,473,452

Canada - 0.8%
EnCana Corp.	38,400	1,703,997
Husky Energy, Inc.	5,600	269,236
Imperial Oil Ltd.	5,000	459,435
Superior Plus Income Fund	3,600	72,793
Telus Corp.	8,100	310,003

		2,815,464

Denmark - 0.6%
A.P. Moller - Maersk A/S	245	2,297,489

Finland - 1.7%
Fortum Oyj	198,600	3,493,509
Metso Corp.	4,300	112,497
Sampo Oyj - Class A (1)	144,900	2,364,385

		5,970,391

Description	Shares	Value
Common Stocks (continued)

France - 8.2%
Arcelor	140,064	$3,358,855
AXA SA (1)	172,500	5,173,141
BNP Paribas SA (1)	119,237	9,384,730
Credit Agricole SA	17,885	541,710
Lafarge SA (2)	23,600	2,028,399
L’Oreal SA (1)	29,082	2,101,835
Sanofi-Aventis (1)	25,150	2,023,273
Schneider Electric SA (1)	27,650	2,373,625
Societe Television Francaise 1 (2)	5,800	145,790
Total SA	3,705	925,965
Vallourec SA	1,407	671,835

		28,729,158

Germany - 7.1%
Allianz AG	69,545	10,125,384
Altana AG	29,650	1,568,814
Bayerische Motoren Werke AG	51,843	2,281,106
Commerzbank AG	94,000	2,783,949
DaimlerChrysler AG	11,093	561,597
Deutsche Telekom AG (1)	134,050	2,225,245
Fresenius Medical Care AG (1)	18,900	1,796,241
MAN AG	16,954	845,525
Metro AG	51,400	2,301,641
Salzgitter AG	4,441	222,580
Solarworld AG	2,279	315,850

		25,027,932

Greece - 0.5%
OPAP SA	61,800	1,949,792

Hong Kong - 2.4%
ASM Pacific Technology Ltd.	13,000	71,416
China Mobile (Hong Kong) Ltd.	450,000	2,210,946
Hutchison Whampoa Ltd.	284,000	2,695,484
Solomon Systech International Ltd.	228,000	93,351
Sun Hung Kai Properties	263,500	2,502,662
Television Broadcasts Ltd.	18,000	97,374
Wharf Holdings Ltd.	230,000	814,088

		8,485,321

Description	Shares	Value
Common Stocks (continued)

Indonesia - 1.1%
PT Gudang Garam Tbk	917,644	$1,002,314
PT Telekomunikasi Indonesia Tbk	4,943,750	2,719,334

		3,721,648

Italy - 1.7%
Eni SpA (1)	30,784	835,132
Fondiaria-Sai SpA (1)	7,058	215,357
Marzotto SpA	5,633	23,311
Milano Assicurazioni SpA	23,428	157,581
Saipem SpA	149,900	2,300,856
UniCredito Italiano SpA	408,295	2,529,651

		6,061,888

Japan - 22.4%
ADVANTEST Corp.	29,900	2,720,224
Canon, Inc.	35,100	1,973,834
Credit Saison Co. Ltd.	41,700	1,785,227
Funai Electric Co. Ltd.	9,800	1,086,093
Haseko Corp. (1)	657,500	2,589,678
Hikari Tsushin, Inc. (1)	19,700	1,402,109
Hitachi High-Technologies Corp.	19,800	432,986
KDDI Corp.	989	5,183,975
Keyence Corp.	8,400	2,128,673
Komeri Co. Ltd.	59,400	2,167,533
Lawson, Inc.	29,300	1,166,395
Makita Corp.	23,600	579,117
Marubeni Corp.	177,000	879,017
Matsumotokiyoshi Co. Ltd.	50,700	1,438,778
Matsushita Electric Industrial Co. Ltd.	145,000	2,922,753
Mitsubishi Corp.	351,100	7,194,312
Mitsubishi Tokyo Financial Group, Inc.	221	2,793,343
Mitsui O.S.K. Lines Ltd.	590,000	4,353,226
Mizuho Financial Group, Inc.	1,021	7,158,846
Nintendo Co. Ltd.	12,560	1,375,681
Nippon Television Network Corp.	11,520	1,776,893
Nippon Yusen Kabushiki Kaisha	82,000	499,624
Nissin Food Products Co. Ltd.	24,000	663,050
Nitori Co. Ltd.	15,400	1,143,931
NTT DoCoMo, Inc.	1,406	2,202,712
Santen Pharmaceutical Co. Ltd.	3,400	80,878
Shinko Electric Industries Co. Ltd.	1,100	84,467
Sony Corp.	104,000	3,862,783
Sumikin Bussan Corp.	26,000	86,804
Suzuki Motor Corp. Ltd.	184,100	3,420,965

Description	Shares	Value
Common Stocks (continued)

Japan (continued)
Toshiba Corp.	264,000	$1,381,517
Toyota Motor Corp. (1)	72,700	3,517,448
USS Co. Ltd.	26,990	1,659,164
Yamada Denki	67,900	6,898,989

		78,611,025

Korea, Republic of - 0.9%
Kookmin Bank - Sponsored ADR	17,700	1,168,023
Samsung Electronics Co. Ltd.	3,180	1,831,513

		2,999,536

Malaysia - 0.4%
Digi.com Berhad (2)	94,200	188,251
Resorts World Berhad	375,205	1,122,238
Shell Refining Co. (Federal of Malaya) Berhad	19,800	54,505

		1,364,994

Mexico - 0.3%
Grupo Mexico SA de CV, Series B	452,650	975,018

Netherlands - 7.2%
Aegon NV	571,781	9,087,270
ASML Holding NV (2)	95,350	1,817,277
ING Groep NV	134,739	4,353,522
Koninklijke BAM Groep NV	958	85,784
Koninklijke (Royal) Philips Electronics NV	65,500	1,821,154
Nutreco Holding NV	3,508	151,086
Royal Dutch Shell PLC - Class A	170,260	5,248,254
TomTom NV (2)	27,449	995,143
VNU NV	56,597	1,760,957

		25,320,447

New Zealand - 0.0%
Fletcher Building Ltd.	5,933	30,233

Norway - 3.4%
Norsk Hydro ASA	44,700	4,487,664
Statoil ASA	234,100	5,117,247
Tandberg ASA (1)	79,900	701,589
Yara International ASA (1)	111,000	1,691,217

		11,997,717

Description	Shares	Value
Common Stocks (continued)

Russia - 0.9%
LUKOIL - Sponsored ADR	41,900	$2,390,395
Mining and Metallurgical Co. Norilsk Nickel ADR	8,500	722,500

		3,112,895

Singapore - 0.9%
Chartered Semiconductor Manufacturing Ltd. (2)	975,000	714,856
MobileOne Ltd.	49,000	58,814
Singapore Telecommunications Ltd.	1,447,950	2,148,916
StarHub Ltd.	51,000	57,295
STX Pan Ocean Co. Ltd.	137,000	72,905

		3,052,786

Spain - 3.5%
Actividades de Construccion y Servicios SA	69,426	2,005,405
Banco Santander Central Hispano SA	565,448	7,199,962
Repsol YPF SA (1)	110,350	3,253,867

		12,459,234

Sweden - 1.1%
JM AB	6,000	261,918
Nordea Bank AB	110,500	1,077,625
Skandinaviska Enskilda Banken AB - Class A	32,400	609,879
Telefonaktiebolaget LM Ericsson, Class B (1)	544,550	1,771,992

		3,721,414

Switzerland - 6.2%
ABB Ltd. (2)	226,137	1,985,996
Adecco SA	22,050	1,000,068
Compagnie Financiere Richemont AG, Class A	44,500	1,759,495
Credit Suisse Group	78,582	3,809,581
Nestle SA	15,200	4,477,636
Phonak Holding AG	1,655	70,471
Roche Holding AG	2,321	347,322
Swatch Group AG, Class B	21,418	3,094,263
Swiss Life Holding	12,300	1,959,954
Syngenta AG	9,015	988,497
UBS AG	26,350	2,417,775

		21,911,058

Description	Shares	Value
Common Stocks (continued)

Taiwan, Province of China - 1.5%
Chinatrust Financial Holding Co. Ltd.	1,405,207	$1,129,935
Hon Hai Precision Industry Co. Ltd.	279,022	1,404,778
MediaTek, Inc.	13,000	135,505
Taiwan Semiconductor Manufacturing Co. Ltd.	1,404,945	2,487,399

		5,157,617

Thailand - 0.9%
Bangkok Bank PCL	414,800	1,055,982
Siam Cement PCL	348,408	2,094,873

		3,150,855

Turkey - 1.4%
Dogan Sirketler Grubu Holding AS	406,338	1,240,132
Eregli Demir ve Celik Fabrikalari TAS	107,659	694,446
Haci Omer Sabanci Holding AS	56,310	336,241
Koc Holding AS	122,548	600,770
Petkim Petrokimya Holding AS	36,395	205,250
Tofas Turk Otomobil Fabrikasi AS	62,222	132,104
Tupras-Turkiye Petrol Rafinerileri AS	44,668	783,707
Turkcell Iletisim Hizmetleri AS	51,019	317,811
Turkiye Garanti Bankasi AS (2)	129,685	435,948
Turkiye Is Bankasi	19,393	167,268
Vestel Elektronik Sanayi ve Ticaret AS (2)	23,444	85,031

		4,998,708

United Kingdom - 17.3%
Amvescap PLC	327,550	2,223,729
Antofagasta PLC	53,589	1,543,024
Ashtead Group PLC (2)	51,617	150,856
AstraZeneca PLC	201,231	9,250,386
AWG PLC	31,618	547,879
BHP Billiton PLC	416,819	6,245,957
British American Tobacco PLC	226,906	4,944,239
British Sky Broadcasting Group PLC	215,700	1,831,396
Compass Group PLC	443,759	1,612,792
Diageo PLC	187,950	2,706,073
HSBC Holdings PLC	487,216	7,802,170
Irish Life & Permanent PLC	172,181	3,110,830
Kingfisher PLC	164,500	640,076
Misys PLC	434,900	1,627,689
NETeller PLC (2)	57,597	644,447
Reuters Group PLC	293,000	2,031,865
Royal Bank of Scotland Group PLC	74,150	2,106,867
Smith & Nephew PLC	225,735	2,007,855
Smiths Group PLC	108,100	1,820,822
Standard Chartered PLC	229,456	4,912,504
Vodafone Group PLC	1,383,100	2,970,605

		60,732,061

Description	Shares or Principal Value	Value
Common Stocks (continued)

United States - 0.8%
News Corp. (1)	176,725	$2,768,545

Venezuela - 0.0%
Compania Anonima Nacional Telefonos de Venezuela - ADR	3,500	49,840

Total Common Stocks
(identified cost $309,059,730)		341,793,743

Collateral Pool Investment for Securities on Loan - 9.5%
(See Note 2 of the Schedule of Investments) (identified cost $33,178,312)		33,178,312

Repurchase Agreement - 2.4%
Agreement with IBT Corp., 3.50%, dated 11/30/2005, to be repurchased at $8,320,545 on 12/01/2005, collateralized by various U.S. Government Agency Obligations with various maturities to 11/1/2034, with a market value of $8,735,723 (at amortized cost)	8,319,736	8,319,736

Total Investments - 109.2%
(identified cost $350,557,778)		383,291,791

Other Assets and Liabilities - (9.2)%		(32,129,872)

Total Net Assets - 100.0%		$351,161,919

(See Notes which are an integral part of the Schedule of Investments)

Marshall International Stock Fund

Industry Division

November 30, 2005 (Unaudited)

Industry	Market Value	% of Total Net Assets
Automobiles	$9,913,221	2.8%
Beverages	2,706,073	0.8
Chemicals	3,063,189	0.9
Commercial Banks	50,068,550	14.3
Commercial Services	1,150,924	0.3
Construction Materials	6,437,786	1.8
Cosmetics	2,101,835	0.6
Distribution/Wholesale	8,593,118	2.4
Diversified Financial Services	20,572,195	5.9
Diversified Holding Companies	5,686,715	1.6
Diversified Manufacturing	1,820,822	0.5
Electronics	12,916,064	3.7
Engineering & Construction	7,058,401	2.0
Entertainment	3,072,031	0.9
Food & Staple Retailing	9,206,204	2.6
Health Care Equipment & Supplies	4,205,974	1.2
Insurance	32,274,015	9.2
Machinery	1,537,138	0.4
Media	10,412,821	3.0
Metals & Mining	14,512,443	4.1
Office & Business Equipment	1,973,833	0.6
Oil & Gas	34,720,115	9.9
Pharmaceuticals	14,972,383	4.3
Real Estate	2,502,662	0.7
Retail	28,310,976	8.1
Semiconductor Equipment & Products	7,235,787	2.1
Software	2,622,832	0.7
Telecommunications	24,618,601	7.0
Tobacco	5,946,553	1.7
Transportation	7,223,244	2.1
Utilities	4,357,238	1.2

Total Common Stocks	341,793,743	97.3
Investment for Collateral Pool for Securities on Loan	33,178,312	9.4
Repurchase Agreement	8,319,736	2.4

Total Investments	383,291,791	109.1
Other Assets & Liabilities	(32,129,872)	(9.1)

Total Net Assets	$351,161,919	100.0%

(See Notes which are an integral part of the Schedule of Investments)

Government Income Fund

Schedule of Investments

November 30, 2005 (Unaudited)

Description	Principal Amount	Value
Asset-Backed Securities - 2.6%
Countrywide Alternative Loan Trust, Class 1A2,
3.230%, 6/25/2034	$1,238,326	$1,235,047
Green Tree Home Equity Loan Trust 1998-B, Class B1,
7.810%, 11/15/2029	5,915,599	5,925,543
GSR Mortgage Loan Trust 2005-5F, Class 2A8,
5.500%, 6/25/2035	6,000,000	5,858,694

Total Asset-Backed Securities (identified cost $13,001,565)		13,019,284

Collateralized Mortgage Obligations - 16.8%
Chase Mortgage Finance Corp.,
5.500%, 5/25/2035, (Series 2005-S1-1A7)	5,000,000	4,855,210
Countrywide Home Loans,
5.750%, 3/25/2033, (Series 2003-J1-1A8)	1,975,000	1,969,784
Federal Home Loan Mortgage Corp.,
4.321%, 8/25/2031, REMIC (Series T-32-A1)	1,961,298	1,971,713
Federal Home Loan Mortgage Corp.,
5.000%, 10/15/2029, REMIC (Series 2745-AY) (1)	5,000,000	4,857,020
Federal Home Loan Mortgage Corp.,
5.000%, 10/15/2034, REMIC (Series 2876-DQ)	815,533	794,178
Federal Home Loan Mortgage Corp.,
5.000%, 1/15/2035, REMIC (Series 2921-ZJ)	283,286	277,323
Federal Home Loan Mortgage Corp.,
5.000%, 4/15/2035, REMIC (Series 2963-ED) (1)	4,888,797	4,695,474
Federal Home Loan Mortgage Corp.,
5.500%, 7/15/2035, REMIC (Series 3000-ZB)	185,939	185,345
Federal Home Loan Mortgage Corp.,
5.500%, 10/15/2035, REMIC (Series 3058-WC) (1)	5,798,183	5,810,736
Federal Home Loan Mortgage Corp.,
6.250%, 9/15/2023, REMIC (Series 1666-H)	7,218,403	7,352,348
Federal Home Loan Mortgage Corp.,
6.500%, 10/15/2016, REMIC (Series 1702-PK)	5,159,233	5,208,096
Federal National Mortgage Association,
4.000%, 10/25/2032, REMIC (Series 2003-28-GA)	627,517	592,653
Federal National Mortgage Association,
4.444%, 1/25/2031, REMIC (Series 2001-25-FA)	3,512,257	3,517,856
Federal National Mortgage Association,
5.000%, 10/25/2016, REMIC (Series 2003-16-PD) (1)	5,000,000	4,960,030
Federal National Mortgage Association,
5.000%, 10/15/2031, REMIC (Series 2543-LN) (1)	5,328,500	5,263,780
Federal National Mortgage Association,
5.000%, 5/15/2033, REMIC (Series 2791-BL) (1)	2,967,084	2,888,005
Government National Mortgage Association,
4.500%, 11/16/2028, REMIC (Series 2003-77-TE)	1,556,733	1,551,436
Master Asset Securitization Trust,
5.000%, 3/25/2034, REMIC (Series 2004-3-4A5)	15,215,000	14,895,637

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Residential Accredit Loans, Inc.,
4.000%, 7/25/2033, (Series 2003-QR24-A5)	$2,031,496	$2,011,035
Residential Asset Securitization Trust,
5.250%, 6/25/2034, (Series 2004-A3)	2,967,112	2,828,123
Structured Asset Securities Corporation,
4.910%, 8/25/2034, (Series 2004-16XS-A2)	3,876,437	3,857,256
Structured Asset Securities Corporation,
5.250%, 8/25/2033, (Series 2003-21-2A2)	3,572,990	3,426,655
Washington Mutual,
3.429%, 8/25/2034, REMIC (Series 2004-AR9-A3)	369,046	368,712
Washington Mutual,
3.530%, 10/25/2033, REMIC (Series 2003-AR10-A3A)	955,133	950,694

Total Collateralized Mortgage Obligations (identified cost $85,233,561)		85,089,099

Corporate Bonds - 4.0%
CIT Group Inc. FRN,
4.533%, 11/3/2010 (1)	5,000,000	5,003,905
DaimlerChrysler North America Holding Corp. FRN,
4.026%, 3/7/2007	3,000,000	2,997,720
HSB Capital I FRN,
5.060%, 7/15/2027	3,000,000	3,002,952
SLM Corp. FRN,
4.070%, 9/15/2006	4,000,000	4,008,720
SLM Corp. FRN,
4.340%, 7/27/2009	5,000,000	4,998,825

Total Corporate Bonds (identified cost $19,968,950)		20,012,122

Government Agencies - 16.8%
Federal Home Loan Mortgage Corp. - 8.9%
Federal Home Loan Mortgage Corp. Discount Note,
3.948%, 12/02/2005	25,000,000	24,994,779
Federal Home Loan Mortgage Corp. Discount Note,
3.985%, 12/09/2005	20,000,000	19,982,578

		44,977,357

Federal National Mortgage Association - 7.9%
Federal National Mortgage Association Discount Note,
3.987%, 12/23/2005	15,000,000	14,963,236
Federal National Mortgage Association Discount Note,
4.025%, 12/19/2005	25,000,000	24,950,625

		39,913,861

Total Government Agencies (at amortized cost)		84,891,218

Description	Principal Amount	Value
Mortgage Backed Securities - 55.8%
Federal Home Loan Mortgage Corp. - 7.1%
5.000%, 8/1/2014	$4,689,475	$4,640,338
5.000%, 10/1/2033 (1)	4,187,439	4,043,354
5.000%, 12/1/2035 (6)	20,000,000	19,237,500
5.500%, 11/1/2018 (1)	5,527,703	5,559,399
6.500%, 9/1/2016	374,097	385,284
7.000%, 11/1/2009	290,900	295,661
7.500%, 9/1/2013	138,214	145,893
7.500%, 4/1/2024	358,393	377,899
7.500%, 4/1/2027	219,705	231,507
8.000%, 8/1/2030	297,235	316,778
8.500%, 9/1/2024	198,994	216,160
9.000%, 6/1/2019	385,183	415,945
9.500%, 2/1/2025	295,634	323,948

		36,189,666

Federal National Mortgage Association - 44.1%
5.000%, 5/1/2018 (1)	3,371,982	3,329,397
5.000%,12/1/2020 (6)	6,000,000	5,911,872
5.000%, 7/1/2035 (1)	5,883,812	5,663,805
5.000%, 12/1/2035 (6)	35,000,000	33,676,580
5.500%, 1/1/2023 (1)	3,644,688	3,627,609
5.500%, 10/1/2024 (1)	4,194,746	4,167,866
5.500%, 2/1/2033 (1)	2,231,526	2,204,757
5.500%, 6/1/2035 (1)	7,274,371	7,169,329
5.500%, 12/1/2035 (6)	80,000,000	78,800,000
6.000%, 9/1/2013	1,649,548	1,685,749
6.000%, 10/1/2016	977,187	998,787
6.000%, 12/1/2035 (6)	60,000,000	60,356,280
6.500%, 9/1/2016	593,785	612,481
6.500%, 9/1/2016	1,143,358	1,179,358
6.500%, 8/1/2030 (1)	6,068,195	6,237,334
6.500%, 12/1/2031	378,074	387,897
7.000%, 12/1/2010	521,306	529,222
7.000%, 3/1/2029	535,196	559,957
7.000%, 7/1/2029	1,500,951	1,570,394
7.000%, 2/1/2030	1,178,783	1,233,320
7.500%, 12/1/2009	1,137,378	1,171,086
7.500%, 10/1/2030	245,302	257,757
8.000%, 10/1/2028	1,595,429	1,701,217
8.000%, 4/1/2030	476,827	508,644

		223,540,698

Government National Mortgage Association - 4.6%
5.000%, 4/15/2034 (1)	2,823,284	2,766,438
5.500%, 9/15/2033 (1)	7,211,803	7,198,836
6.000%, 12/20/2033 (1)	8,416,266	8,523,582
6.500%, 9/15/2032 (1)	2,144,056	2,228,447
7.000%, 6/15/2029	585,881	615,755
7.000%, 8/15/2031	396,958	416,997
8.500%, 6/15/2010	410,577	430,421

Description	Principal Amount	Value
Mortgage Backed Securities (continued)
Government National Mortgage Association (continued)
9.000%, 11/15/2009	$686,767	$714,222
9.000%, 1/15/2010	218,357	227,853
9.500%, 10/15/2024	135,084	149,133

		23,271,684

Total Mortgage Backed Securities (identified cost $284,794,962)		283,002,048

U.S. Treasury Notes - 28.3%
1.875%, 12/31/2005	45,000,000	44,922,690
3.875%, 7/15/2010 (1)	20,000,000	19,544,540
3.875%, 9/15/2010 (1)	35,000,000	34,163,290
4.000%, 8/31/2007 (1)	10,000,000	9,932,040
4.000%, 4/15/2010 (1)	10,000,000	9,831,650
4.500%, 11/15/2015	25,000,000	25,011,725

Total U.S. Treasury Notes (identified cost $144,286,056)		143,405,935

Total Investments in Securities - 124.3%
(identified cost $632,176,312)		629,419,706

Collateral Pool Investments for Securities on Loan - 32.9%
(See Note 2 of the Schedule of Investments)
(identified cost $166,684,047)		166,684,047

Repurchase Agreement - 14.7%
Agreement with Morgan Stanley & Co., Inc., 4.02% dated 11/30/2005, to be repurchased at $74,735,183 on 12/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 03/07/2022, with a market value of $77,140,467 (at amortized cost)	$74,726,839	74,726,839

Total Investments - 171.9% (identified cost $873,587,198)		870,830,592

Other Assets and Liabilities - (71.9)%		(364,115,590)

Total Net Assets - 100.0%		$506,715,002

(See Notes which are an integral part of the Schedule of Investments)

Intermediate Bond Fund

Schedule of Investments

November 30, 2005 (Unaudited)

Description	Principal Amount	Value
Asset-Backed Securities - 2.6%
Citibank Credit Card Issuance Trust 2002-A1, Class A1, 4.950%, 2/9/2009	$6,000,000	$6,012,102
Green Tree Home Improvement Loan Trust 1998-B, Class HEB1, 7.810%, 11/15/2029	6,901,532	6,913,133
Structured Asset Securities Corp.Trust 2004-16XS, Class A2, 4.910%, 8/25/2034 (4)	3,876,437	3,857,256

Total Asset-Backed Securities
(identified cost $16,780,940)		16,782,491

Collateralized Mortgage Obligations - 6.5%
Countrywide Alternative Loan Trust 2004-J4, Class 1A2, 3.230%, 6/25/2034	1,769,037	1,764,352
CS First Boston Mortgage Securities Corp. 2003-11, Class 1A3, 4.500%, 6/25/2033	3,130,481	3,109,197
Federal Home Loan Mortgage Corp., Class AY, (Series 2745), 5.000%, 10/15/2029	605,000	587,699
Federal Home Loan Mortgage Corp., Class WC, 5.500%, 7/15/2032 (1)	10,000,000	9,846,580
Federal Home Loan Mortgage Corp., Class WC, (Series 3058), 5.500%, 10/15/2035 (1)	6,764,546	6,779,192
Federal National Mortgage Association, Pass-Thru INT, 15-year, 5.500%, 11/1/2018 (1)	12,193,469	12,259,290
Federal National Mortgage Association, Pass-Thru INT, 30-year, 6.500%, 10/1/2031	773,131	793,218
Federal National Mortgage Association, Pass-Thru INT, 15-year, 7.000%, 12/1/2015	890,851	926,980
GSR Mortgage Loan Trust 2005-5F, Class 2AB, 5.500%, 6/25/2035	4,000,000	3,905,796
Prudential Home Mortgage Securities 1993-H, Class 2B, (Series 144A), 6.980%, 9/28/2008 (4) (7) (8)	59,750	59,476
Residential Accredit Loans, Inc., Class A5, (Series 2003-QR24), 4.000%, 7/25/2033	2,031,496	2,011,035

Total Collateralized Mortgage Obligations
(identified cost $42,552,965)		42,042,815

Corporate Bonds & Notes - 68.9%

Aerospace/Defense - 0.6%
BAE Systems Holdings, Inc., Note, (Series 144A), 4.750%, 8/15/2010 (7) (8)	2,000,000	1,959,888
United Technologies Corp., Note, 4.375%, 5/1/2010 (1)	2,000,000	1,963,806

		3,923,694

Automotive & Related - 3.3%
DiamlerChrysler North America Holding Corp., Company Guarantee, 4.026%, 3/7/2007 (1) (4)	4,000,000	3,996,960
Ford Motor Credit Co., Global Bond, 6.875%, 2/1/2006	5,000,000	4,980,400
Ford Motor Credit Co., Senior Note, 4.950%, 1/15/2008	5,000,000	4,560,970
General Motors Acceptance Corp., Note, 6.750%, 1/15/2006	3,000,000	2,989,923
General Motors Acceptance Corp., Note, 6.875%, 8/28/2012 (1)	5,000,000	4,533,465

		21,061,718

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks - 6.9%
Bank of America Corp., Sr. Unsecured Note, 4.360%, 8/2/2010 (4)	$7,000,000	$7,010,934
Citicorp, Sub. Note, (Series MTNF), 6.375%, 11/15/2008	7,000,000	7,293,258
NationsBank Corp., Sub. Note, 7.800%, 9/15/2016	2,000,000	2,385,574
UBS Preferred Funding Trust, Bond, 8.622%, 10/29/2049	7,000,000	8,008,959
US Bank NA, Sr. Note, (Series BKNT), 4.400%, 8/15/2008	10,000,000	9,896,580
Wachovia Corp., Note, 4.280%, 10/28/08 (4)	5,000,000	5,002,385
World Savings Bank FSB, Sr. Note, (Series BKN1), 3.995%, 3/2/2009 (4)	5,000,000	5,009,730

		44,607,420

Beverages & Foods - 2.4%
General Mills, Inc., Note, 3.875%, 11/30/2007	5,000,000	4,900,850
Kraft Foods, Inc., Note, 5.250%, 6/1/2007	5,000,000	5,028,010
Kroger Co., 8.050%, 2/1/2010	5,000,000	5,423,950

		15,352,810

Broadcasting - 0.8%
Univision Communications, Inc., Sr. Note, 3.500%, 10/15/2007	5,000,000	4,846,310

Broker/Dealers - 6.9%
Credit Suisse, London, Sub. Note, (Series 144A), 7.900%, 5/29/2049 (7) (8)	5,000,000	5,189,010
Goldman Sachs Group, Inc., Note, 4.300%, 6/28/2010 (4)	10,000,000	10,000,000
Goldman Sachs Group, Inc., Note, 4.500%, 6/15/2010 (1)	6,000,000	5,854,260
Goldman Sachs Group, Inc., Note, 5.000%, 10/1/2014 (1)	3,000,000	2,926,683
Merrill Lynch & Co., Sr. Note, (Series MTNC), 3.000%, 4/30/2007	7,000,000	6,829,837
Merrill Lynch & Co., Note, (Series MTNC), 4.511%, 2/5/2010 (4)	7,000,000	7,000,000
Morgan Stanley, Sr. Note, (Series MTNF), 4.284%, 1/18/2008 (4)	7,000,000	7,008,540

		44,808,330

Computer Services - 0.7%
Computer Associates, Inc., Sr. Note, (Series 144A), 5.625%, 12/1/2014 (7) (8)	5,000,000	4,872,825

Construction Equipment - 0.7%
CRH America, Inc. Note, 6.950%, 3/15/2012	4,000,000	4,339,372

Consumer Cyclical - 0.4%
Tyco International Group, Note, 5.800%, 8/1/2006	2,500,000	2,508,778

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Corporate - Other - 0.8%
Core Investment Grade Trust, Pass Thru Cert., 4.637%, 11/30/2007 (4)	$5,451,853	$5,390,547

Domestic & International Oil - 0.8%
Occidental Petroleum Corp., Note, 4.000%, 11/30/2007	2,500,000	2,451,652
Pemex Project Funding Master Trust, Note, (Series 144A), 5.750%, 12/15/2015 (7) (8)	3,000,000	2,951,250

		5,402,902

Electrical Equipment - 0.8%
General Electric Co., Note, 5.000%, 2/1/2013	5,000,000	4,967,330

Energy - 1.4%
Dominion Resources, Inc., Sr. Unsecured, 5.150%, 7/15/2015 (1)	7,000,000	6,771,422
Halliburton Co., Note, 5.500%, 10/15/2010	2,000,000	2,039,526

		8,810,948

Financial Services - 18.9%
American General Finance Corp., Note, (Series G), 4.500%, 11/15/2007 (1)	5,000,000	4,965,885
American General Finance Corp., Note, (Series G), 5.375%, 10/1/2012	2,500,000	2,510,610
American General Finance, Note, (Series MTN) 4.875%, 7/15/2012	2,000,000	1,954,378
Countrywide Home Loans, Global Bond, 2.875%, 2/15/2007 (1)	5,000,000	4,881,040
General Electric Capital Corp., Note, 3.801%, 3/4/2008 (4)	4,000,000	4,004,444
General Electric Capital Corp., Note, 4.875%, 3/4/2015 (1)	5,000,000	4,903,010
General Electric Capital Corp., Note, (Series MTNA) 6.125%, 2/22/2011	5,000,000	5,250,730
Household Finance Corp., Sr. Unsub., 4.620%, 11/16/2009 (4)	6,000,000	6,020,922
Household Finance Corp., Note, 5.000%, 6/30/2015	5,000,000	4,832,290
Household Finance Corp., Unsecured, 5.250%, 4/15/2015 (1)	3,000,000	2,972,796
Household Finance Corp., Note, 7.000%, 5/15/2012	3,000,000	3,272,976
John Deere Capital Corp., Note, (Series MTND), 4.400%, 7/15/2009	6,000,000	5,895,156
JPMorgan Chase & Co., Note, 4.600%, 1/17/2011 (1)	5,000,000	4,887,245
JPMorgan Chase & Co., Note, 4.320%, 1/17/2011 (4)	10,000,000	10,008,190
MBNA Capital B, Jr. Sub. Note, (Series B), 4.493%, 2/1/2027 (4)	3,000,000	2,953,740
Morgan Stanley, Convertible, 5.3750%, 12/30/2011	10,000,000	9,947,680
National Rural Utilities Cooperative Finance Corp., Note, 3.000%, 2/15/2006	7,000,000	6,979,287
National Rural Utilities Cooperative Finance Corp., Collateral Trust, 3.875%, 2/15/2008	4,000,000	3,916,584
Residential Capital Corp., Unsecured, 5.385%, 6/29/2007 (1) (4)	7,000,000	7,029,624
SLM Corp., Note, (Series MTNA), 4.070%, 9/15/2006 (4)	5,000,000	5,010,900

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Financial Services (continued)
SLM Corp., Note, (Series MTNA), 4.340%, 7/27/2009 (4)	$15,000,000	$14,996,475
SLM Corp., Note, (Series MTNA), 5.625%, 4/10/2007	5,000,000	5,041,175

		122,235,137

Home Builders - 2.0%
Centex Corp., Note, (Series MTN), 4.500%, 8/1/2007 (4)	8,000,000	7,998,440
MDC Holdings, Inc., Sr. Note, 5.375%, 7/1/2015	5,000,000	4,655,750

		12,654,190

Insurance - 6.9%
American International Group, Inc., (Series 144A), 5.050%, 10/1/2015 (7) (8)	12,000,000	11,695,332
AIG SunAmerica Global Financial, Bond, (Series 144A), 5.850%, 8/1/2008 (7) (8)	7,000,000	7,160,503
Berkshire Hathaway Finance Corp., Company Guarantee, 4.750%, 5/15/2012	4,000,000	3,936,216
GE Global Insurance Holding, Note, 7.500%, 6/15/2010	4,825,000	5,268,968
HSB Capital I, Company Guarantee, (Series B), 5.060%, 7/15/2027 (4)	4,000,000	4,003,936
Protective Life Corp., Unsecd. Note, 4.000%, 4/1/2011	8,000,000	7,643,544
Prudential Funding Corp., Note, (Series MTN), (Series 144A), 6.600%, 5/15/2008 (7) (8)	5,000,000	5,204,285

		44,912,784

Leasing - 0.3%
International Lease Finance Corp., Note, 4.500%, 5/1/2008	2,000,000	1,975,048

Media - 2.0%
AOL Time Warner, Inc., Note, 6.125%, 4/15/2006	4,000,000	4,018,464
Comcast Corp., Company Guarantee, 6.750%, 1/30/2011	3,000,000	3,174,123
Comcast Corp., Note, 4.950%, 6/15/2016 (1)	6,000,000	5,641,416

		12,834,003

Medical Products - 0.7%
Genentech, Inc., Note, 4.750%, 7/15/2015	5,000,000	4,829,400

Publishing - 0.4%
Reed Elsevier Inc., Company Guarantee, 6.125%, 8/1/2006	2,500,000	2,514,735

REITS-Diversified - 0.6%
Vornado Realty Trust, Bond, 5.625%, 6/15/2007	4,000,000	4,033,184

Retail - 0.4%
Wal-Mart Stores, Bond, 5.250%, 9/1/2035	3,000,000	2,858,928

Services-Diversified Commercials - 0.6%
Cendant Corp., Note, 6.250%, 3/15/2010	3,500,000	3,585,782

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Short-Term Business Credit - 2.3%
CIT Group, Inc., Sr. Note, 3.650%, 11/23/2007	$5,000,000	$4,885,470
CIT Group, Inc., Sr. Note, 4.551%, 11/3/2010 (4)	10,000,000	10,007,810

		14,893,280

Telecommunications - 6.6%
BellSouth Corp., Note, 4.750%, 11/15/2012 (1)	3,000,000	2,914,743
British Telecommunication PLC, Note, 7.875%, 12/15/2005	5,000,000	5,004,065
Intelsat, Ltd., Sr. Note, 5.250%, 11/1/2008	2,000,000	1,825,000
Sprint Capital Corp., 7.125%, 1/30/2006	5,000,000	5,017,945
Telecom Italia Capital, Company Guarantee, 5.250%, 11/15/2013	5,000,000	4,906,705
Telecom Italia Capital, Company Guarantee, 4.95%, 9/30/2014	7,000,000	6,684,748
Telecom Italia Capital, Note, 4.730%, 2/01/2011 (4)	3,000,000	3,014,214
Telecom Italia Capital, Note, 5.250%, 10/1/2015	4,000,000	3,882,364
Verizon Global Funding, Note, 4.900%, 9/15/2015	1,000,000	961,382
Verizon Global Funding, Note, 7.375%, 9/1/2012	3,000,000	3,337,260
Vodafone Group PLC, Unsecured Note, 5.000%, 9/15/2015	5,000,000	4,870,290

		42,418,716

Transportation - 0.7%
Systems 2001 Asset Trust, Pass Thru Cert., (Series 144A), 6.664%, 9/15/2013 (7) (8)	4,358,845	4,627,153

Total Corporate Bonds & Notes (identified cost $449,483,095)		445,265,324

Government Agencies - 6.2%

Federal Home Loan Bank System - 4.7.%
3.985%, 12/9/05	25,000,000	24,978,222
5.430%, 11/17/2008 (1)	5,000,000	5,104,540

		30,082,762

Federal National Mortgage Association - 1.5%
5.500%, 2/15/2006	10,000,000	10,024,170

Total Government Agencies (identified cost $39,971,282)		40,106,932

Mortgage Backed Securities - 10.0%

Federal Home Loan Mortgage Corp. - 0.2%
7.500%, 2/1/2031	$604,148	$635,442
7.500%, 6/1/2031	187,574	197,257

		832,699

Federal National Mortgage Association - 9.7%
5.000%, 7/1/2035 (1)	2,899,711	2,791,285
5.500%, 12/15/2035 (6)	20,000,000	19,700,000
6.000%, 12/15/2035 (6)	40,000,000	40,237,520

		62,728,805

Government National Mortgage Association - 0.1%
7.000%, 3/15/2032	787,260	826,920

Total Mortgage Backed Securities (identified cost $64,613,619)		64,388,424

Description	Principal Amount	Value
U. S. Treasury Securities - 3.1%

U.S. Treasury Notes - 3.1%
4.500%, 11/15/2015	$20,000,000	$20,009,380

Total U.S. Treasury Securities
(identified cost $20,040,616)		20,009,380

Total Investment In Securities - 97.3%
(identified cost $633,442,517)		628,595,366

Collateral Pool Investment for Securities on Loan - 10.2%
(See Note 2 of the Schedule of Investments) (identified cost $66,011,611)		66,011,611

Repurchase Agreement - 11.5%
Agreement with Morgan Stanley & Co., Inc., 4.02%, dated 11/30/2005 to be repurchased at $74,516,443 on 12/01/2005, collateralized by U.S. Government Agency Obligation maturity 12/30/2008, with a market value of $76,526,313 (at amortized cost)	74,508,122	74,508,122

Total Investments - 119.0%
(identified cost $773,962,250)		769,115,099

Other Assets and Liabilities - (19.0)%		(122,795,436)

Total Net Assets - 100.0%		$646,319,663

(See Notes which are an integral part of the Schedule of Investments)

Intermediate Tax-Free Fund

Schedule of Investments

November 30, 2005 (Unaudited)

Description/Credit Rating (9)	Principal Amount	Value
Municipals - 97.8%

Arizona - 4.3%
Maricopa County, AZ, School District No. 28 Kyrene Elementary, (Series 2001 A), GO UT, 5.000%, (MBIA Insurance Corp.)/(Original Issue Yield: 4.59%), 7/1/2013 NR/Aaa	$1,885,000	$2,033,877
Phoenix, AZ, Civic Improvement Corp., Subordinate Excise Tax Revenue Bonds, (Series 2003 A), 5.000%, (MBIA Insurance Corp.)/(Original Issue Yield: 3.87%), 7/1/2015 AAA/Aaa	1,000,000	1,067,440
Phoenix, AZ, Civic Improvement Corp., Jr. Lien Water System Revenue Refunding Construction Bonds, 5.250%, (FGIC)/(Original Issue Yield: 4.69%), 7/1/2016 AAA/Aaa	500,000	552,530

		3,653,847

Arkansas - 0.7%
Arkansas Development Finance Authority, State Agency Facilities Construction Bonds, Revenue Department Building Commission Project, (Series 1997), Revenue Bonds, 5.000%, (AMBAC INS)/(Original Issue Yield: 5.055%), 7/1/2020, AAA/Aaa	590,000	602,349

California - 1.2%
California State Economic Recovery Bonds, (Series 2004 B), GO UT, 5.000%, (Original Issue Yield: 3.02%), 07/1/2023 (Mandatory Tender 7/01/2008), AA-/Aa3	1,000,000	1,038,560

Colorado - 8.6%
Eagle Garfield & Routt Counties, CO, School District No. RE 50J, GO UT Refunding Bonds, 4.750%, (FSA State Aid Withholding)/(Original Issue Yield: 3.88%), 12/1/2018 AAA/Aaa	1,000,000	1,064,950
El Paso County, CO, School District No. 49 Falcon, GO UT Series 2002, 5.750%, (FGIC State Aid Withholding)/(Original Issue Yield: 4.75%), 12/1/2013 AAA/Aaa	1,875,000	2,074,481
Larimer County, CO, School District No. R-1 Poudre, GO UT Refunding Bonds, (Series 1998), 5.250%, (State Aid Withholding)/(Original Issue Yield: 4.65%), 12/15/2009 AA-/Aa3	2,500,000	2,624,625
University of Northern Colorado, Auxiliary Facilities System Revenue Refunding & Improvement Bonds Series 2005, 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.88%), 6/1/2017 AAA/Aaa	1,445,000	1,546,381

		7,310,437

Florida - 1.9%
Lee County, FL, Transportation Facilities, Sanibel Bridges & Causeway Project, (Series 2005 B), Revenue Bonds, 5.000%, (CIFG)/(Original Issue Yield: 3.95%), 10/1/2018 AAA/Aaa	1,525,000	1,628,608

Description/Credit Rating (9)	Principal Amount	Value
Municipals (continued)

Georgia - 5.0%
Coweta County, GA, Water & Sewer Authority Revenue Refunding Bonds, 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.79%), 6/1/2017 NR/Aaa	$1,200,000	$1,307,352
De Kalb County, GA, GO UT Refunding Bonds, (Series 2003 A), 5.000%, (Original Issue Yield: 2.15%), 1/1/2007 AA+/Aaa	1,790,000	1,823,079
Georgia Municipal Electric Authority, Project One Subordinated Revenue Bonds (Series 1998 A), 5.250%, (MBIA Insurance Corp.)/(Original Issue Yield: 4.70%), 1/1/2014 AAA/Aaa	1,000,000	1,094,140

		4,224,571

Hawaii - 2.5%
State of Hawaii GO UT Refunding Bonds 2005, (Series DG), 5.000%, (AMBAC INS)/(Original Issue Yield: 3.69%), 7/1/2015 AAA/Aaa	2,000,000	2,164,320

Illinois - 2.8%
Kendall, Kane & Will Counties, IL, Community Unit School District No. 308, GO UT, (Series 2004), 5.250%, (FSA Insurance Corp.)/(Original Issue Yield: 4.38%), 10/1/2016 NR/Aaa	1,125,000	1,231,234
University of Illinois, Auxiliary Facilities System Revenue Refunding Bonds, (Series 2001 A), 5.250%, (AMBAC INS)/(Original Issue Yield: 4.53%), 4/1/2013 AAA/Aaa	1,060,000	1,155,262

		2,386,496

Indiana - 1.8%
Indianapolis-Marion County, IN, Public Library, GO UT, 5.800%, (Original Issue Yield: 5.74%), 7/1/2012 (Prerefunded 1/1/2009), AAA/Aa2	1,425,000	1,538,943

Iowa - 3.6%
Iowa Finance Authority, Solid Waste Disposal Revenue Bonds, (Series 1997) (IPSCO Project), 6.000%, 6/1/2027 (Mandatory Tender 6/1/2007) NR (10)	3,000,000	3,064,530

Kansas - 1.2%
Sedgwick County, KS, Wichita, Unified School District No. 259, GO UT, (Series 2000), 6.000%, (Original Issue Yield: 4.64%), 9/1/2008 AA/Aa3	1,000,000	1,066,850

Louisiana - 4.7%
Louisiana State University Agricultural and Mechanical College Auxiliary Board Revenue Refunding Bonds, (Series 2005 A), 5.000%, (AMBAC INS)/(Original Issue Yield: 3.76%), 7/1/2015 AAA/Aaa	1,000,000	1,073,910
New Orleans, LA, Sewer Service Revenue Refunding Bonds Anticipation Notes, 3.000%, (Original Issue Yield: 2.65%), 7/26/2006 SG/SP-3	3,000,000	2,895,810

		3,969,720

Michigan - 2.5%
Detroit, MI, City School District, School Building & Site Improvement Bonds (Series 1998 B), GO UT, 5.000%, (FGIC Q-SBLF)/(Original Issue Yield: 4.50%), 5/1/2009 AAA/Aaa	2,000,000	2,105,320

Minnesota - 3.7%
Minneapolis/St. Paul, MN, Metropolitan Airports, Commission Airport Revenue Bonds, (Series 2001 B), (AMT), 5.250%, (FGIC)/(Original Issue Yield: 4.07%), 1/1/2006 AAA/Aaa (10)	1,000,000	1,001,470

Description/Credit Rating (9)	Principal Amount	Value
Municipals (continued)

Minnesota (continued)
Minneapolis/St. Paul, MN, Metropolitan Airports, Commission Airport Revenue Bonds, (Series 2001 B), (AMT), 5.500%, (FGIC)/(Original Issue Yield: 4.75%), 1/1/2011 AAA/Aaa (10)	$2,000,000	$2,154,500

		3,155,970

Nevada - 2.4%
Clark County, NV, School District, GO Ltd., Building & Refunding Bonds (Series 2001 D), 5.250%, (FGIC)/(Original Issue Yield: 4.48%), 6/15/2014 AAA/AA-	1,880,000	2,058,318

New Jersey - 1.5%
New Jersey State Transportation Trust Fund Authority Transportation Systems Bonds, (Series 2003 C), 5.000%, (Original Issue Yield: 3.86%), 6/15/2012 AA-/A1	1,200,000	1,277,544

New Mexico - 2.6%
Belen, NM, Consolidated School District No. 002, GO UT, Refunding Bonds (Series 2005 A), 4.000%, (MBIA State Aid Withholding)/(Original Issue Yield: 2.42%), 8/1/2006 NR/Aaa	1,150,000	1,155,888
New Mexico State Highway Commission, Senior Subordinate Lien Tax Revenue Bonds, (Series 1999), 6.000%, (Original Issue Yield: 5.37%), 6/15/2010 (Prerefunded 6/15/2009), AA+/Aa2	1,000,000	1,084,700

		2,240,588

New York - 10.1%
Metropolitan Transit Authority, NY, Transportation Revenue Bonds, (Series 2005 A), 5.500%, (AMBAC INS)/(Original Issue Yield: 3.61%), 11/15/2016 AAA/Aaa	1,500,000	1,694,970
New York, NY, GO UT, (Series C), 5.500%, (FGIC-TCRS)/(Original Issue Yield: 4.80%), 8/1/2015 AAA/Aaa	2,000,000	2,190,180
Oswego County, NY, GO UT, 6.700%, (Original Issue Yield: 6.80%), 6/15/2010 (Econ Defeased to Maturity), NR/A3	1,100,000	1,247,180
Oswego County, NY, GO UT, 6.700%, (Original Issue Yield: 6.80%), 6/15/2011 (Econ Defeased to Maturity), NR/A3	1,100,000	1,272,513
White Plains, NY, GO UT, Public Improvement Revenue Refunding Bonds, (Series B), 3.500%, (Original Issue Yield: 2.31%), 1/15/2007 Aa1/NR	1,365,000	1,368,958
White Plains, NY, GO UT, Public Improvement Revenue Refunding Bonds, (Series B), 3.500%, (Original Issue Yield: 2.66%), 1/15/2008 Aa1/NR	820,000	824,297

		8,598,098

North Dakota - 5.8%
Fargo, ND, Health System Revenue Bonds (Meritcare), (Series 2000 A), 5.750%, (FSA Insurance Corp.)/(Original Issue Yield: 5.30%), 6/1/2012 AAA/Aaa	2,940,000	3,204,453
North Dakota State Water Commission, Water Development and Management Program Revenue Bonds, (Series 2000 A), 6.000%, (MBIA Insurance Corp.)/(Original Issue Yield: 5.39%), 8/1/2011 (Prerefunded 8/1/2010) AAA/Aaa	1,545,000	1,710,933

		4,915,386

Description/Credit Rating (9)	Principal Amount	Value
Municipals (continued)

Ohio - 4.4%
Butler County, OH, Sewer System Refunding Revenue Bonds, (Series 2005), 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.87%), 12/1/2017 NR/Aaa	$2,450,000	$2,659,598
Olentangy, OH, Local School District, (Series 2004 B), GO UT Refunding Bonds, 5.500%, (FGIC)/(Original Issue Yield: 4.48%), 12/1/2016 AAA/Aaa	1,000,000	1,104,040

		3,763,638

Pennsylvania - 2.6%
Pennsylvania State Industrial Development Authority Revenue Economic Development, 5.500%, (AMBAC Insurance)/(Original Issue Yield: 4.52%), 7/1/2014 AAA/Aaa	2,000,000	2,207,980

South Carolina - 3.3%
South Carolina State Public Service Authority Revenue Bonds, (Series 1999 A), 5.375%, (MBIA Insurance Corp.)/(Original Issue Yield: 4.80%), 1/1/2006 AAA/Aaa	2,835,000	2,839,366

Tennessee - 1.5%
Putnam County, TN, GO UT School Refunding Bonds, (Series 2001), 5.250%, (FGIC)/(Original Issue Yield: 4.53%), 4/1/2013 NR/Aaa	1,200,000	1,316,676

Texas - 3.8%
Dallas,TX, Waterworks & Sewer System, Revenue Refunding Bonds, (Series 2000), 5.500%, (Original Issue Yield: 5.22%), 10/1/2014 (Prerefunded 10/1/2010) AA+/Aa2	1,000,000	1,086,600
Tarrant County, TX, HFDC, Texas Health Resource System Revenue Bonds, (Series 1997 A), 5.750%, (MBIA Insurance Corp.)/(Original Issue Yield: 5.05%), 2/15/2009 AAA/Aaa	2,000,000	2,131,220

		3,217,820

Utah - 5.6%
Alpine, Utah, School District, GO UT, 4.000%, (School Board Guaranty)/(Original Issue Yield: 2.35%) 3/15/2006 NR/Aaa	1,525,000	1,528,447
Jordan, Utah, School District, GO UT Refunding Bonds, (Series 1997 A), 5.250%, (School Board Guaranty)/(Original Issue Yield: 4.70%), 6/15/2006 AAA/NR	2,000,000	2,021,680
South Valley Sewer District, Utah, Sewer Revenue Bonds, (Series 2005), 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.72%), 1/1/2014 NR/Aaa	1,100,000	1,185,437

		4,735,564

Virginia - 3.1%
Suffolk, VA, Redevelopment & Housing Authority, Multi Family Housing Revenue Refunding Bonds (Windsor at Potomac Vista Limited Partnership Project), 4.850%, (Fannie Mae - Standby Liq Fac)/(Original Issue Yield: 4.85%)/(Mandatory Tender 7/1/2011), 7/1/2031 NR/Aaa	1,500,000	1,572,540
Virginia State Public School Authority, School Financing Revenue Refunding Bonds, (Series C), 5.000%, (Original Issue Yield: 3.51%), 8/1/2013 AA+/Aa1	1,000,000	1,079,700

		2,652,240

Description/Credit Rating (9)	Shares or Principal Amount	Value
Municipals (continued)

Washington - 1.3%
Port Longview, WA, Industrial Development Corp., Solid Waste Disposal Revenue Bonds, (Weyerhaeuser Co. Project Series 1992), 6.875%, (Original Issue Yield: 6.874%) 10/1/2008 BBB/NR (10)	$1,000,000	$1,073,450

West Virginia – 1.3%
West Virginia State Hospital Finance Authority, Hospital Revenue Bonds (Series 2000 B), (Oak Hill Hospital Inc.), 6.750%, (Original Issue Yield: 6.95%), 9/1/2030, (Prerefunded 9/1/2010), NR/A2	1,000,000	1,147,780

Wisconsin - 4.0%
Pewaukee, WI, School District, Refunding GO UT, 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.90%), 3/1/2016 NR/Aaa	1,340,000	1,442,255
Wisconsin State, GO UT, (Series C), 6.000%, (Original Issue Yield 5.75%), 5/1/2014, (Prerefunded 5/1/2010), AA-/Aa3	1,750,000	1,927,870

		3,370,125

Total Municipals
(identified cost $82,486,279)		83,325,094

Mutual Funds - 0.8%
Federated Tax-Free Obligations Fund	455,679	455,679
Fidelity Tax Exempt Money Market	226,596	226,596

Total Mutual Funds
(identified cost $682,275)		682,275

Total Investments - 98.6%
(identified cost $83,168,554) (10)		84,007,369

Other Assets and Liabilities - 1.4%		1,204,225

Total Net Assets - 100.0%		$85,211,594

(See Notes which are an integral part of the Schedule of Investments)

Short-Term Income Fund

Schedule of Investments

November 30, 2005 (Unaudited)

Description	Principal Amount	Value
Asset-Backed Securities - 9.4%
Capital Auto Receivables Asset Trust 2003-2, Class A3A, 1.440%, 2/15/2007	$145,317	$144,890
Capital Auto Receivables Asset Trust 2004-1, Class A4, Class A4, 2.640%, 11/17/2008	1,000,000	969,732
Caterpillar Financial Asset Trust 2005-A, Class A3, 3.900%, 2/25/2009	1,000,000	987,925
CNH Equipment Trust 2003-A, Class A3B, 1.890%, 7/16/2007	246,307	245,492
DaimlerChrysler Auto Trust 2004-B, Class A3, 3.180%, 9/8/2008	1,000,000	989,730
Green Tree Home Equity Loan Trust 1998-B, Class B1, 7.810%, 11/15/2029	2,957,799	2,962,771
Honda Auto Receivables Owner Trust 2005-2, Class A3, 3.930%, 1/15/2009	1,500,000	1,482,619
Household Automotive Trust 2003-1, Class A3, 1.730%, 12/17/2007	174,364	173,933
John Deere Owner Trust 2001-A, Class A3, 1.790%, 4/15/2007	403,807	402,048
Pegasus Aviation Lease Securitization 1999-1A, Class A1, 6.300%, 3/25/2029 (7)	750,654	362,660
Residential Asset Mortgage Products, Inc. 2004-RS2, Series RS2, 3.350%, 8/25/2029	902,352	893,320
USAA Auto Owner Trust 2004-2, Class A3, 3.030%, 6/16/2008	1,750,000	1,732,812
WFS Financial Owner Trust 2004-1, Class A4, 2.810%, 8/22/2011	1,150,000	1,124,138

Total Asset-Backed Securities (identified cost $12,978,972)		12,472,070

Collateralized Mortgage Obligations - 24.8%
Government National Mortgage Association - 3.1%
2.866%, Series 0348, Class AB, 2/16/2020	687,561	662,463
3.206%, Series 2003-72, Class A, 4/16/2018	1,642,837	1,591,296
3.313%, Series 2002-83, Class A, 4/16/2017	1,008,567	983,014
3.590%, Series 2004-78, Class A, 11/16/2017	929,285	901,971

		4,138,744

Federal Home Loan Mortgage Corporation - 1.5%
3.150%, Class A3, 5/15/2010	2,000,000	1,951,972

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Other Financial - 20.2%
CS First Boston Mortgage Securities Corp. 2003-11, Class 1A3, 4.500%, 6/25/2033	$698,768	$694,017
CS First Boston Mortgage Securities Corp. 2004-C1, Class A1, 2.254%, 1/15/2037	1,214,253	1,179,169
Countrywide Alternative Loan Trust 2004-J9, Class 1A2, 4.586%, 10/25/2034	2,400,000	2,376,598
GSR Mortgage Loan Trust 2005-AR5, Class 2A2 5.201%, 10/25/2035	1,897,663	1,887,835
GSR Mortgage Loan Trust 2004-12, Class 3A3, 4.469%, 12/25/2034	1,600,000	1,578,398
Impac Secured Assets Common Owner Trust 2004-2, Class A3, 4.995%, 8/25/2034	1,200,000	1,195,320
J.P. Morgan Chase Commercial Mortgage Securities, Class A1, 3.053%, 1/15/2038	1,220,712	1,170,741
LB-UBS Commercial Mortgage Trust 2004-C1, Class A1, 2.964%, 1/15/2029	1,285,746	1,236,107
Master Adjustable Rate Mortgages Trust 2004-13, Class 3A4, 3.787%, 11/21/2034	1,900,000	1,852,187
Morgan Stanley Capital, Inc., 2003-IQ6, Class A1, 2.800%, 12/15/2041	1,104,373	1,075,131
Wachovia Bank Commercial Mortgage Trust, Class A1, 3.065%, 2/15/2041	1,547,102	1,487,757
Wachovia Bank Commercial Mortgage Trust, Class A1, 3.291%, 12/15/2035	1,925,754	1,863,408
Washington Mutual 2002-R10, Class A6, 4.820%, 10/25/2032	267,857	266,610
Washington Mutual 2004-AR7, Class A4, 3.954%, 7/25/2034	3,000,000	2,932,635
Washington Mutual 2005-AR5, Class A2, 4.847%, 5/25/2035 (4)	2,500,000	2,488,669
Wells Fargo Mortgage Backed Securities 2004-N, Class A2, 3.599%, 8/25/2034	2,000,000	1,994,524
Wells Fargo Mortgage Backed Securities 2004-W, Class A4, 4.590%, 11/25/2034	1,561,883	1,555,092

		26,834,198

Total Collateralized Mortgage Obligations (identified cost $33,580,100)		32,924,914

Corporate Bonds & Notes - 38.2%

Banks - 3.1%
Bank of New York Co., Inc., Note, 2.200%, 5/12/2006	1,100,000	1,088,497
Union Planters Bank, Note, 5.125%, 6/15/2007	1,500,000	1,502,106
Wachovia Corp., Note, 4.950%, 11/1/2006	1,600,000	1,600,962

		4,191,565

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Broadcasting - 1.1%
Clear Channel Communications, Inc., 6.000%, 11/1/2006	$1,500,000	$1,513,910

Brokers/Dealers - 2.9%
Credit Suisse First Boston USA, Inc., Note, 5.875%, 8/1/2006	1,220,000	1,228,860
Goldman Sachs Group, Inc., Note, Series MTNB, 2.850%, 10/27/2006	1,900,000	1,868,209
Morgan Stanley, Unsubordinated, 6.100%, 4/15/2006	810,000	814,020

		3,911,089

Computer Services - 1.1%
IBM Corp., Unsecured Note, 2.375%, 11/1/2006	1,500,000	1,468,928

Construction Equipment - 1.0%
Caterpillar Financial Services Corp., Note, Series MTNF, 2.350%, 9/15/2006	1,300,000	1,275,828

Corporate - Other – 1.1%
Core Investment Grade Bond, 4.659%, 11/30/2007 (4)	1,544,690	1,527,320

Electric - 2.9%
Alabama Power Co., 2.800%, 12/1/2006	1,250,000	1,226,200
CalEnergy Co Inc., Sr. Note, 7.630%, 10/15/2007	1,000,000	1,044,396
FPL Group, Inc., Company Guarantee, 7.625%, 9/15/2006	1,600,000	1,634,003

		3,904,599

Energy - 1.1%
Marathon Oil Corp., Note, 5.375%, 6/1/2007	1,500,000	1,510,206

Entertainment - 1.2%
AOL Time Warner, Inc., Note, 6.125%, 4/15/2006 (1)	1,610,000	1,617,432

Financial Services - 3.1%
Cendant Corp., Unsecured Note, 6.875%, 8/15/2006	1,550,000	1,566,379
MBNA Corp., 6.250%, 1/17/2007	1,290,000	1,307,549

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Financial Services (continued)
National City Bank, Indiana, Note, 2.375%, 8/15/2006	$1,275,000	$1,253,073

		4,127,001

Forest Products & Paper - 0.4%
Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	490,000	492,888

Industrial Services - 3.2%
Dayton-Hudson Corp., Note, 7.500%, 7/15/2006	1,700,000	1,724,222
FedEx Corp., Note, 2.650%, 4/1/2007	2,200,000	2,135,146
Tyco International Group, Note, 5.800%, 8/1/2006	410,000	411,439

		4,270,807

Insurance - 2.7%
HSB Capital I, Company Guarantee, 5.060%, 7/15/2027 (4)	2,430,000	2,432,391
MGIC Investment Corp., Sr. Note, 6.000%, 3/15/2007	1,100,000	1,110,975

		3,543,366

Leasing - 0.8%
General Electric Capital Corp., 5.350%, 3/30/2006	1,000,000	1,002,599

Media - 1.2%
Cox Communications, Inc., 7.750%, 8/15/2006	1,500,000	1,527,135

Other Financial - 0.9%
National Rural Utilities Cooperative Finance Corp., Note, 3.000%, 2/15/2006	1,200,000	1,196,449

Personal Credit - 4.3%
Ford Motor Credit Co., Sr. Note, 4.950%, 1/15/2008	2,300,000	2,098,046
Ford Motor Credit Co., Note, 6.875%, 2/1/2006	1,100,000	1,095,688
General Motors Acceptance Corp., Note, 6.125%, 9/15/2006	2,600,000	2,508,688

		5,702,422

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Real Estate - 3.6%
Duke Realty Corp., Note, 3.350%, 1/15/2008	$1,500,000	$1,441,737
Kimco Realty Corp., Note, Series MTN, 7.460%, 5/29/2007	1,700,000	1,764,272
Vornado Realty Trust, Bond, 5.625%, 6/15/2007	1,500,000	1,512,444

		4,718,453

Short-Term Business Credit - 1.0%
CIT Group, Inc., Sr. Note, 4.125%, 2/21/2006	1,275,000	1,274,320

Telecommunications - 1.5%
British Telecommunication PLC, Note, 7.875%, 12/15/2005	570,000	570,463
France Telecommunications, Note, 7.450%, 3/1/2006	570,000	573,780
Verizon Global Funding, Note, 6.750%, 12/1/2005	810,000	810,000

		1,954,243

Total Corporate Bonds & Notes (identified cost $51,676,192)		50,730,560

Government Agencies - 15.1%
Federal Home Loan Banks - 1.3%
Federal Home Loan Banks 3.875%, 02/15/2008 (1)	1,800,000	1,769,326

		1,769,326

Federal Home Loan Mortgage Company - 2.2%
Federal Home Loan Mortgage Company, Note, 4.300%, 5/5/2008 (1)	3,000,000	2,963,148

		2,963,148

Federal National Mortgage Association - 11.6%
Federal National Mortgage Association, Note,
4.000%, 12/14/2007 (1)	3,500,000	3,449,219
4.125%, 06/16/2008 (1)	4,000,000	3,943,512
4.200%, 06/08/2009 (1)	3,000,000	2,942,571
5.500%, 2/15/2006 (1)	5,000,000	5,012,085

		15,347,387

Total Government Agencies (identified cost $20,304,581)		20,079,861

Mortgage Backed Pass-Through Securities - 1.2%

Federal Home Loan Mortgage Corporation - 0.1%
9.000%, 7/1/2014	35,648	37,000
11.000%, 8/1/2019	87,495	94,600

		131,600

Description	Shares or Principal Amount	Value
Mortgage Backed Pass-Through Securities (continued)

Federal National Mortgage Association - 1.0%
7.000%, 12/1/2015	$240,592	$250,349
7.500%, 9/1/2015	263,938	277,763
8.000%, 8/1/2007	387	395
8.000%, 5/1/2008	50,399	50,923
9.000%, 7/1/2009	41,040	43,036
9.500%, 12/1/2024	82,303	90,760
9.500%, 1/1/2025	102,848	113,416
9.500%, 1/1/2025	151,002	166,896
10.000%, 7/1/2020	103,091	114,758
11.000%, 12/1/2015	213,836	233,548

		1,341,844

Government National Mortgage Association - 0.1%
9.000%, 12/15/2019	86,645	94,311

Total Mortgage Backed Pass-Through Securities (identified cost $1,534,383)		1,567,755

Mutual Funds - 9.0%
Eaton Vance Institutional Senior Loan Fund (11)	645,161	5,983,355
Fidelity Advisor Floating Rate High Income Fund	603,622	6,000,000

Total Mutual Funds Shares at Net Asset Value (identified cost $12,000,000)		11,983,355

Total Investments – 97.7% (identified cost $132,074,288)		129,758,515

Collateral Pool Investment for Securities on Loan - 16.4%
(See Note 2 of the Schedule of Investments) (identified cost $21,786,541)		21,786,541

Repurchase Agreements - 1.8%
Agreement with Morgan Stanley & Co, Inc., 4.020%, dated 11/30/2005, to be repurchased at $2,328,271 on 12/1/2005, collateralized by a U.S. Government Agency Obligation with a maturity of 12/30/2008, with a market value of $2,394,131 (at amortized cost)	$2,328,011	2,328,011

Total Investments - 115.9% (identified cost $156,188,780)		153,873,067

Other Assets and Liabilities - (15.9)%		(21,110,976)

Total Net Assets - 100.0%		$132,762,091

(See Notes which are an integral part of the Schedule of Investments)

Government Money Market Fund

Schedule of Investments

November 30, 2005 (Unaudited)

Description	Principal Amount	Value
Government Agencies - 37.7%

Federal Home Loan Bank - 19.5%
Federal Home Loan Bank, 2.000%, 2/27/2006	$500,000	$497,944
Federal Home Loan Bank, 2.400%, 3/17/2006	200,000	199,285
Federal Home Loan Bank, 2.060%, 4/24/2006	500,000	496,817
Federal Home Loan Bank, 1.950%, 4/28/2006	500,000	496,318
Federal Home Loan Bank, 2.750%, 5/15/2006	310,000	308,727
Federal Home Loan Bank, 3.914%, 04/04/2007 (4)	25,000,000	24,986,868

		26,985,959

Federal Home Loan Mortgage Corporation - 3.3%
Federal Home Loan Mortgage Corp., 2.375%, 4/15/2006	1,050,000	1,045,099
Federal Home Loan Mortgage Corp., 1.950%, 4/26/2006	500,000	496,555
Federal Home Loan Mortgage Corp., 3.830%, 6/20/2006	3,000,000	3,000,000

		4,541,654

Federal National Mortgage Association - 14.9%
Federal National Mortgage Association, 2.625%, 4/28/2006	500,000	497,891
Federal National Mortgage Association, 4.268%, 5/22/2006 (4)	10,000,000	9,999,030
Federal National Mortgage Association, 3.794%, 12/22/2006 (4)	10,000,000	9,991,623

		20,488,544

Total Government Agencies		52,016,157

Description	Principal Amount	Value
Repurchase Agreements - 62.5%

Agreement with Barclay’s Capital, Inc., Tri-Party Agency, 4.000%, dated 11/30/2005, to be repurchased at $15,001,667 on 12/1/2005, collateralized by a U.S. Government Agency Obligation with a maturity of 5/2/2006, with a market value of $15,300,430	$15,000,000	$15,000,000
Agreement with Deutsche Bank Alex Brown, Inc., 4.00%, dated 11/30/2005, to be repurchased at $20,002,222 on 12/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/30/2020, with a market value of $20,400,337	20,000,000	20,000,000
Agreement with Morgan Stanley & Co., Inc., 4.020%, dated 11/30/2005, to be repurchased at $20,002,233 on 12/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 4/15/2030, with a market value of $20,415,791	20,000,000	20,000,000
Agreement with State Street Bank & Trust Co., Inc., 3.750%, dated 11/30/2005, to be repurchased at $11,224,909 on 12/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 7/9/2008, with a market value of $11,448,845	11,223,740	11,223,740
Agreement with Wachovia Capital, LLC, 4.000%, dated 11/30/2005, to be repurchased at $20,002,222 on 12/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2026, with a market value of $20,404,231	20,000,000	20,000,000

Total Repurchase Agreements		86,223,740

Total Investments - 100.2% (at amortized cost)		138,239,897

Other Assets and Liabilities - (0.2%)		(333,512)

Total Net Assets - 100.0%		$137,906,385

(See	Notes which are an integral part of the Schedule of Investments)

Prime Money Market Fund

Schedule of Investments

November 30, 2005 (Unaudited)

Description	Principal Amount	Value
Certificate of Deposit - 3.3%
Banks - 3.3%
Associated Bank, 4.220%, 1/5/2006	$50,000,000	$50,000,000
Associated Bank, 4.240%, 1/30/2006	50,000,000	50,000,000
Citibank, 3.845%, 12/19/2005	10,000,000	9,998,572
First Tennessee Bank, (Series CD), 3.860%, 3/21/2006 (4)	20,500,000	20,497,469

Total Certificate of Deposit		130,496,041

Collateralized Loan Agreements - 7.6%
Brokerage - 7.6%
Deutsche Bank Alex Brown, Inc., 4.123%, 12/1/2005	100,000,000	100,000,000
Morgan Stanley & Co., Inc., 4.123%, 12/1/2005	100,000,000	100,000,000
Wachovia Securities, Inc., 4.130%, 12/1/2005	100,000,000	100,000,000

Total Collateralized Loan Agreements		300,000,000

Commercial Paper - 22.3%
Asset-Backed - 16.4%
Atlantis One Funding Corp., 144A, 4.230%, 1/30/2006 (7) (8)	30,375,000	30,160,856
Beta Finance, Inc., 144A, 4.373%, 11/22/06 (4) (7) (8)	50,000,000	50,011,265
CC USA Inc., 144A, 4.030%, 1/11/2006 (7) (8)	49,500,000	49,272,809
CC USA Inc., 144A, 4.070%, 1/13/2006 (7) (8)	50,000,000	49,756,931
Concord Minutemen Capital Co., 4.025%, 1/6/2006 (7) (8)	45,000,000	44,818,875
CRC Funding LLC, 4.150%, 1/11/2006 (7) (8)	17,700,000	17,616,343
CRC Funding LLC, 4.210%, 1/24/2006 (7) (8)	30,000,000	29,810,550
Crown Point Capital Co., 144A, 4.180%, 1/12/2006 (7) (8)	50,000,000	49,756,167
Fairway Finance, 144A, 4.035%, 12/12/2005 (7) (8)	28,214,000	28,179,214
Jupiter Security Corp., 144A, 4.145%, 1/5/2006 (7) (8)	50,000,000	49,798,507
Lexington Parker Cap. Co. LLC, 144A, 4.110%, 1/10/2006 (7) (8)	50,000,000	49,771,667
Liquid Funding Ltd., 144A, 4.006%, 10/26/2006 (4) (7) (8)	50,000,000	49,990,000
Liquid Funding Ltd., 144A, 3.798%, 6/7/2006 (4) (7) (8)	50,000,000	50,000,000
World Omni Vehicle Leasing, Inc., 144A, 4.100%, 12/14/2005 (7) (8)	100,000,000	99,849,056

		648,792,240

Description	Principal Amount	Value
Commercial Paper (continued)
Diversified - 1.3%
Sigma Financial, Inc., 144A, 3.731%, 12/5/2005 (4) (7) (8)	$50,000,000	$49,999,894

Foreign Banks - 3.8%
Britannia Building Society, 3.860%, 12/8/2005	20,000,000	19,984,989
Britannia Building Society, 4.090%, 1/13/2006	30,000,000	29,853,441
Britannia Building Society, 4.100%, 1/19/2006	50,000,000	49,720,972
Spintab-Swedmortgage AB, 4.220%, 02/6/2006	50,000,000	49,607,306

		149,166,708

Insurance - 0.8%
Torchmark Corp., 4.060%, 12/7/2005	10,500,000	10,492,895
Torchmark Corp., 4.100%, 12/16/2005	10,000,000	9,982,917
Torchmark Corp., 4.120%, 12/20/2005	10,000,000	9,978,255

		30,454,067

Total Commercial Paper		878,412,909

Corporate Bonds - 2.3%
Automotive - 1.8%
BMW US Capital LLC, 144A, 4.149%, 6/7/2006 (7) (8)	70,000,000	70,119,342

Brokerage - 0.2%
Merrill Lynch & Co., Inc., (Series MTNB), 2.490%, 5/5/2006	8,775,000	8,728,196

Leasing - 0.3%
International Lease Finance Corp., (Series MTNO), 4.000%, 1/17/2006	13,043,000	13,045,133

Total Corporate Bonds		91,892,671

Description	Principal Amount	Value
Notes - Variable - 56.7%
Banks - 4.5%
First Tennessee Bank, 144A, 4.104%, 12/8/2006 (4) (7) (8)	$45,000,000	$45,000,000
SMM Trust, (Series 2004-M), 144A, 4.110%, 1/10/2006 (4) (7) (8)	8,536,000	8,536,000
Washington Mutual, Inc., (Series CD1), 4.260%, 5/31/2006 (4)	50,000,000	50,000,000
Washington Mutual, Inc., (Series CD1), 3.941%, 7/26/2006 (4)	50,000,000	49,991,193
Westpac Bank NY, (Series MTN), 3.844%, 4/11/2006 (4)	25,000,000	25,000,798

		178,527,991

Broker/Dealers - 13.7%
Bear Stearns Master Note, 144A, 4.410%, 5/26/2006 (4) (7)	100,000,000	100,000,000
Bank of America Securities, LLC, 3.860%, 5/26/2006 (4) (7)	100,000,000	100,000,000
Credit Suisse First Boston USA, Inc., (Series YCD), 4.030%, 12/29/2005 (4)	13,100,000	13,100,322
Credit Suisse First Boston USA, Inc., (Series YCD), 4.138%, 7/19/2006 (4)	85,000,000	85,000,000
First Clearing, LLC, 4.140%, 3/6/2006 (4) (7)	25,000,000	25,000,000
Goldman Sachs Group, Inc., 144A, (Series MTN), 4.386%, 10/27/2006 (4)	100,000,000	100,172,105
JP Morgan Securities Inc. 144A, 4.099%, (7) (8)	20,000,000	20,000,000
Lehman Brothers Inc., 4.256%, 12/22/2006 (4)	25,000,000	25,028,069
Merrill Lynch & Co., Inc., (Series MTN5), 4.315%, 3/10/2006 (4)	20,000,000	20,000,000
Merrill Lynch & Co., Inc., (Series MTN), 4.116%, 6/19/2006 (4)	10,000,000	10,012,679
Merrill Lynch & Co., Inc., (Series MTNB), 4.592%, 10/16/2006 (4)	19,000,000	19,038,555
Merrill Lynch & Co., Inc., (Series MTNB), 4.228%, 10/19/2006 (4)	15,000,000	15,010,664
Merrill Lynch & Co., Inc., (Series MTNB), 4.074%, 12/22/2006	5,150,000	5,157,719

		537,520,113

Foreign Banks - 11.9%
Bos Intl Australia Ltd., (Series EMTN), 3.936%, 3/17/2006 (4)	10,000,000	10,001,558
Dekabank, 144A, 4.159%, 5/19/2006 (4) (7) (8)	100,000,000	100,000,000

Description	Principal Amount	Value
Notes - Variable (continued)
Foreign Banks (continued)
Depfa-Bank PLC, 144A, 3.880%, 12/15/2005 (4) (7) (8)	$50,000,000	$50,000,000
HBOS Treasury Services, PLC, 144A, (Series MTN), 4.440%, 6/20/2006 (4) (7) (8)	30,000,000	30,000,000
Household Financial Corp., 3.974%, 6/22/2006 (4)	80,000,000	80,035,299
Northern Rock PLC, 144A, 3.854%, 4/7/2006 (4) (7) (8)	50,000,000	50,000,000
Northern Rock PLC, 144A, 4.224%, 10/20/2006 (4) (7) (8)	50,000,000	50,030,720
Westlb AG NY, 144A, 4.110%, 4/4/2006 (4) (7) (8)	100,000,000	100,000,000

		470,067,577

Industrial Services - 2.5%
Caterpillar Financial Services Corp., (Series MTNF), 4.130%, 4/7/2006 (4)	25,000,000	25,003,623
Caterpillar Financial Services Corp., (Series MTNF), 4.230%, 7/10/2006 (4)	75,000,000	75,000,000

		100,003,623

Insurance - 10.8%
American General Finance., (Series MTNH), 4.040% 3/29/2006 (4)	61,225,000	61,236,993
GE Capital Assurance Co., 144A, 4.234%, 4/20/2006 (4) (7)	75,000,000	75,000,000
Jackson National Life Insurance Co., 144A, 4.224%, 1/20/2006 (4) (7) (8)	25,000,000	25,000,802
Metropolitan Life Insurance Co., 3.910%, 6/1/2006 (4) (7)	65,000,000	65,000,000
Monumental Life Insurance Co., 144A, 4.110%, 11/1/2006 (4) (7)	10,000,000	10,000,000
Monumental Life Insurance Co., 4.124%, 12/5/2006 (4) (7)	25,000,000	25,000,000
Monumental Life Insrance Co., 144A, 4.460%, 8/2/2006 (4) (7)	40,000,000	40,000,000
Principal Life Insurance Co., 4.320%, 2/15/2006 (4)	72,000,000	72,000,821
Travelers Insurance Co., 144A, 4.300%, 2/1/2006 (4) (7)	50,000,000	50,000,000

		423,238,616

Mortgage Banking - 2.5%
Countrywide Home Loans, (Series MTNL), 4.500%, 2/17/2006 (4)	35,730,000	35,735,137
Countrywide Home Loans, (Series MTNL), 4.130%, 3/29/2006 (4)	45,500,000	45,505,882
Countrywide Home Loans, (Series MTNL), 3.904%, 9/13/2006 (4)	18,000,000	18,000,000

		99,241,019

Description	Principal Amount	Value
Notes - Variable (continued)
Personal Credit - 2.5%
American Honda Finance Corp., 144A, 4.350%, 5/10/2006 (4) (7) (8)	$20,000,000	$20,003,590
American Honda Finance Corp., 144A, 4.510%, 8/15/2006 (4) (7) (8)	25,000,000	25,034,252
American Honda Finance Corp., 144A, 4.260%, 10/6/2006 (4) (7) (8)	40,000,000	40,066,651
American Honda Finance Corp., 144A, 4.159%, 10/18/2006 (4) (7) (8)	15,000,000	15,003,282

		100,107,775

Short-Term Business Loans - 2.5%
CIT Group, Inc., (Series MTN), 4.268%, 4/19/2006 (4)	25,000,000	25,007,685
CIT Group, Inc., (Series MTN), 4.340%, 05/12/2006 (4)	37,000,000	37,002,916
CIT Group, Inc., (Series MTN), 4.106%, 6/19/2006 (4)	7,300,000	7,307,410
CIT Group, Inc., (Series MTN), 4.398%, 8/18/2006 (4)	30,000,000	30,005,109

		99,323,120

Student Loans - 0.9%
SLM Corp., 144A, (Series MTN), 4.139%, 3/2/2006 (4) (7) (8)	15,000,000	15,000,000
SLM Corp, (MTNA), 4.070%, 3/15/2006 (4)	20,000,000	20,012,963

		35,012,963

Telecommunications - 1.9%
Verizon Global Funding, 144A, 4.260%, 7/14/2006 (4) (7) (8)	75,000,000	75,000,000

Thrifts and Mortgage - 1.7%
SLM Corporate, (Series MTNA), 4.070%, 9/15/2006 (4)	65,000,000	65,106,644

Toiletries - 1.3%
Procter & Gamble Co., 144A, 3.788%, 3/2/2006 (4) (7) (8)	50,000,000	50,000,000

Total Notes - Variable		2,233,149,441

Repurchase Agreements - 7.7%
Agreement with State Street Bank & Trust Co., Inc., 3.750%, dated 11/30/2005 to be repurchased at $101,724,734 on 12/1/2005, collateralized by a U.S. Government Agency Obligation with maturity of 9/15/2007, with a market value of $103,748,725	101,714,139	101,714,139

Agreement with Morgan Stanley & Co., Inc., 4.020% dated 11/30/2005 to be repurchased at $200,022,333 on 12/1/2005, collateralized by U.S. Government Agency Obligations with maturity of 12/30/2024 with a market value of $205,690,140	200,000,000	200,000,000

Total Repurchase Agreements		301,714,139

Total Investments - 99.9% (at amortized cost)		3,935,665,201

Other Assets and Liabilities - .1%		4,569,054

Total Net Assets - 100.0%		$3,940,234,255

(See Notes which are an integral part of the Schedule of Investments)

Tax-Free Money Market Fund

Schedule of Investments

November 30, 2005 (Unaudited)

Description	Principal Amount	Value
Municipals - 99.5%
Arizona - 1.5%
Phoenix, Arizona Civic Improvement Corp, Revenue Bonds (Series Z-11), 3.120%, 5/8/2034 (4)	$3,000,000	$3,000,000

Arkansas - 1.0%
Arkansas State Development Finance Authority Multifamily, Revenue Bonds (Series 964Z), 3.080%, 6/1/2010 (4)	2,000,000	2,000,000

Colorado - 4.1%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, 3.080%, 9/1/2034 (4)	4,100,000	4,100,000
Denver, Colorado City & County Excise Tax, Revenue Bonds (Series B), 3.040%, 9/1/2025 (4)	2,650,000	2,650,000
Denver, Colorado City & County, Certificate Participation, 2.990%, 12/1/2029 (4)	1,600,000	1,600,000

		8,350,000

Delaware - 2.1%
Delaware State Economic Development Authority, Revenue Bonds, 3.150%, 12/1/2032 (4)	4,300,000	4,300,000

District of Columbia - 4.0%
ABN AMRO Munitops CTFS Tr, Revenue Bonds, 144A, 3.110%, 4/1/2012 (4) (7)	8,345,000	8,345,000

Florida - 8.1%
Florida State Board of Education Lottery, Revenue Bonds (Series 222Z), 3.080%, 7/1/2017 (4)	3,000,000	3,000,000
Jacksonville, Florida Sales Tax, Revenue Bonds, 3.020%, 10/1/2027 (4)	4,975,000	4,975,000
Miami-Dade County, Florida Special Obligation, Revenue Bonds (Series Z-9), 3.120%, 4/17/2015 (4)	1,725,000	1,725,000
Miami-Dade County, Florida Special Obligation, Revenue Bonds (Series Z-12), 3.120%, 5/15/2015 (4)	3,530,000	3,530,000
Palm Beach County, Florida School District, Commercial Paper, 3.120%, 2/13/2006	1,000,000	1,000,000
Pinellas County, Florida Industrial Development Authority, Revenue Bonds, 3.050%, 7/1/2024 (4)	2,375,000	2,375,000

		16,605,000

Description	Principal Amount	Value
Municipals (continued)

Georgia - 1.0%
Bibb County, Georgia Development Authority, Revenue Bonds, 3.040%, 6/1/2026 (4)	$630,000	$630,000
Clayton County, Georgia Housing Authority, Multifamily Housing, Revenue Bonds, 3.070%, 1/1/2021 (4)	565,000	565,000
De Kalb County, Georgia Development Authority, Revenue Bonds, 3.100%, 10/1/2022 (4)	960,000	960,000

		2,155,000

Illinois - 11.5%
Chicago, Illinois Tender Notes, 2.300%, 2/2/2007 (4)	1,000,000	1,000,000
Illinois Health Facilities Authority, Revenue Bonds (Series B), 3.090%, 11/15/2029 (4)	800,000	800,000
Lakemoor, Illinois Multifamily, Revenue Bonds (Series A), 3.180%, 12/1/2020 (4)	9,000,000	9,000,000
Lakemoor, Illinois Multifamily, Revenue Bonds (Series B), 3.270%, 12/1/2020 (4)	2,000,000	2,000,000
Metropolitan Pier & Exposition Authority, Revenue Bonds (Series Z-5), 3.120%, 4/3/2034 (4)	5,235,000	5,235,000
Metropolitan Pier & Exposition Authority, Revenue Bonds, 3.120%, 12/15/2036 (4)	1,500,000	1,500,000
Phoenix Realty SPL Account-U LP Illinois, Multifamily, Refunding Revenue Bonds, 3.250%, 4/1/2020 (4)	4,075,000	4,075,000

		23,610,000

Indiana - 7.0%
Dekko Foundation Educational Facilities Tax Exempt Income Trust, Ctfs of Ownership (Series 1), 3.300%, 4/1/2021 (4)	200,000	200,000
Goshen, Indiana Economic Development, Revenue Bonds, 3.000%, 10/1/2037 (4)	2,000,000	2,000,000
Indiana State Educational Facilities Authority, Revenue Bonds, 3.250%, 12/1/2029 (4)	200,000	200,000
Indiana State Office Building Community Facilities, Revenue Bonds (Series B17), 3.020%, 7/1/2023 (4)	9,980,000	9,980,000
Indianapolis, Indiana LOC Public Improvement Bd Bk, Revenue Bonds, 3.120%, 2/1/2025 (4)	2,035,000	2,035,000

		14,415,000

Description	Principal Amount	Value
Municipals (continued)

Kansas - 0.4%
Shawnee, Kansas Industrial Revenue, Revenue Bonds, 3.050% , 12/1/2009 (4)	$800,000	$800,000

Kentucky - 1.5%
Jefferson County, Kentucky Industrial Building Revenue, 3.140% , 3/1/2010 (4)	3,000,000	3,000,000

Louisiana - 2.7%
Jefferson Parish, Louisiana Hospital Service District No. 2, Revenue Bonds, 3.110% , 7/1/2009 (4)	2,100,000	2,100,000
Lafayette Parish, Louisiana Industrial Development Board, Inc., Revenue Bonds, 3.160% , 12/15/2014 (4)	755,000	755,000
Louisiana Public Facilities Authority, Revenue Bonds, 3.090%, 9/1/2034 (4)	700,000	700,000
Louisiana State, GO UT, 3.140%, 10/15/2018 (4)	2,000,000	2,000,000

		5,555,000

Maryland - 1.0%
Anne Arundel County, Maryland Economic, Revenue Bonds, 3.200%, 12/1/2015 (4)	2,000,000	2,000,000

Massachusetts - 0.5%
Massachusetts State Industrial Financial Agency, Revenue Bonds, 3.210%, 12/1/2019 (4)	1,000,000	1,000,000

Minnesota - 1.0%
Burnsville, Minnesota Housing, Revenue Bonds (Series A), 3.290%, 1/1/2045 (4)	2,000,000	2,000,000

Mississippi - 1.5%
Mississippi Development Bank, Special Obligation, Revenue Bonds, 3.080%, 8/1/2010 (4)	3,000,000	3,000,000

Missouri - 0.7%
Kansas City, Missouri Municipal Assistance Corp., Revenue Bonds, 3.120%, 4/15/2031 (4)	1,500,000	1,500,000

Montana - 1.9%
Montana State Health Facility Authority Facility, Refunding Revenue Bonds (Series FX 1), 3.190%, 2/15/2016 (4)	3,855,000	3,855,000

Description	Principal Amount	Value
Municipals (continued)

New York - 8.3%
Cayuga County, New York Hospital Improvement Corp., Certificate Participation, 3.110%, 1/1/2021 (4)	$8,720,000	$8,720,000
New York, New York, GO UT, 3.040%, 8/1/2034 (4)	600,000	600,000
Suffolk County, New York Industrial Development Agency, Revenue Bonds, 3.210%, 4/1/2018 (4)	3,785,000	3,785,000
Tobacco Settlement Financing Corp. New York, Revenue Bonds (Series 776T), 3.090%, 6/1/2011 (4)	2,500,000	2,500,000
Tobacco Settlement Financing Corp. New York, Revenue Bonds, 3.000%, 8/12/2011 (4)	1,500,000	1,500,000

		17,105,000

North Carolina - 0.4%
North Carolina Medical Care Community Health Care Facilities, Revenue Bonds, 3.150%, 7/1/2017 (4)	735,000	735,000

Ohio - 9.5%
Hamilton County, Ohio Hospital Facilities, Revenue Bonds, 3.130%, 7/15/2029 (4)	6,500,000	6,500,000
Montgomery County, Ohio Industrial Development, Refunding Revenue Bonds, 3.140%, 10/1/2009 (4)	4,700,000	4,700,000
Ohio State Higher Educational Facility Commission, Revenue Bonds, 3.150%, 9/1/2026 (4)	4,290,000	4,290,000
Trumbull County, Ohio Health Care Facility, Revenue Bonds, 3.060%, 10/1/2031 (4)	4,375,000	4,375,000

		19,865,000

Oklahoma - 1.5%
Oklahoma State Industrial Authority, Revenue Bonds, 3.250%, 8/1/2018 (4)	2,010,000	2,010,000
Tulsa, Oklahoma Industrial Authority, Revenue Bonds, 3.230%, 11/1/2030 (4)	1,000,000	1,000,000

		3,010,000

Description	Principal Amount	Value
Municipals (continued)

Pennsylvania - 5.5%
Allegheny County, Pennsylvania Industrial Development Authority Health & Housing Facilities, Revenue Bonds, 3.140%, 7/1/2010 (4)	$3,100,000	$3,100,000
Bucks County, Pennsylvania Industrial Development Authority, Revenue Bonds, 3.150%, 9/1/2019 (4)	1,405,000	1,405,000
Montgomery County, Pennsylvania Industrial Development Authority, Commercial Paper, 2.750%, 12/14/2005	2,000,000	2,000,000
Schuylkill County, Pennsylvania Industrial Development Authority, Revenue Bonds, 3.020%, 4/1/2021 (4)	4,925,000	4,925,000

		11,430,000

Puerto Rico - 1.0%
JPMorgan Chase Bank, Commercial Paper, 2.850%, 1/30/2006	2,000,000	2,000,000

South Carolina - 0.5%
Piedmont Municipal Power Agency, South Carolina Electric, Revenue Bonds, 3.120%, 1/1/2032 (4)	940,000	940,000

Tennessee - 1.5%
Memphis, Tennessee Health, Educational, & Housing Facility Board, Revenue Bonds, 3.230%, 8/1/2032 (4)	800,000	800,000
Metropolitan Government, Nashville & Davidson County, Tennessee Industrial Development Board, Revenue Bonds, 3.040%, 12/1/2014 (4)	1,300,000	1,300,000
Rutherford County, Tennessee Industrial Development Board, Revenue Bonds, 3.140%, 7/1/2010 (4)	1,000,000	1,000,000

		3,100,000

Texas - 12.2%
ABN AMRO Munitops CTFS Tr, GO UT, 144A, 3.110%, 2/15/2013 (4) (7)	2,470,000	2,470,000
Collin County, Texas Housing Financial Corp. Multifamily, Revenue Bonds, 3.110%, 9/1/2018 (4)	7,000,000	7,000,000
Northside, Texas Independent School District, GO UT, 2.850%, 6/15/2035 (4)	1,500,000	1,500,000
Sam Rayburn, Texas Municipal Power Agency, Revenue Bonds, 3.090%, 10/1/2021 (4)	6,565,000	6,565,000
Strategic Housing Financial Corp., Travis County, Texas Lease Pur., Revenue Bonds, 3.190%, 1/1/2010 (4)	5,400,000	5,400,000

Description	Principal Amount	Value
Municipals (continued)

Texas (continued)
Texas State Student Housing Authority, Revenue Bonds, 3.130%, 10/1/2033 (4)	$1,700,000	$1,700,000
Victoria, Texas Independent School District, GO UT, 3.080%, 2/15/2023 (4)	450,000	450,000

		25,085,000

Vermont - 0.4%
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, 3.110%, 4/1/2032 (4)	900,000	900,000

Virginia - 0.5%
Suffolk, Virginia Redevelopment & Housing Authority Multi-Family Housing, Revenue Bonds, 3.150%, 9/1/2019 (4)	1,105,000	1,105,000

Washington - 0.8%
Clark County, Washington School District Number 037, GO UT, 3.120%, 12/1/2020 (4)	1,000,000	1,000,000
Washington State Putters, GO UT, (Series 333), 3.110%, 12/1/2014 (4)	730,000	730,000

		1,730,000

Wisconsin - 5.9%
Campbell, Wisconsin Industrial Development, Revenue Bonds, 3.050%, 5/1/2020 (4)	1,410,000	1,410,000
Monroe, Wisconsin School District, Revenue Notes, 4.250%, 10/24/2006	1,500,000	1,513,618
Oshkosh, Wisconsin Area School District, GO UT, 4.000%, 8/29/2006	1,500,000	1,510,810
Sun Prairie, Wisconsin Area School District, Bond Anticipation Notes, 3.250%, 2/1/2006	2,000,000	2,000,000
Verona, Wisconsin Area School District, Revenue Notes, 3.250%, 8/25/2006	1,000,000	1,001,428
Wisconsin Health & Educational Facilities, Authority Health Facilities, Revenue Bonds, 3.050%, 8/15/2034 (4)	3,100,000	3,100,000
Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, 3.200%, 8/15/2019 (4)	1,500,000	1,500,000

Description	Principal Amount	Value
Municipals (continued)

Wisconsin (continued)
Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, 3.250%, 5/1/2026 (4)	$200,000	$200,000

		12,235,856

Total Municipals		204,730,856

Mutual Funds - 0.2%
Federated Tax-Free Obligations Fund	379,829	379,829

Total Mutual Funds (identified cost $379,829)		379,829

Total Investments - 99.7% (at amortized cost)		205,110,685

Other Assets and Liabilities - 0.3%		685,174

Total Net Assets - 100.0%		$205,795,859

(See Notes which are an integral part of the Schedule of Investments)

Note: The categories of investments are shown as a percentage of total net assets for each Fund as of November 30, 2005.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.

(2)	Non-income producing.

(3)	Represents the initial deposit within a margin account used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

(4)	All variable, floating, and multi-coupon rate securities whose yields are either fixed or vary with a designated market index or market rate. These securities are shown at their current rates as of November 30, 2005.

(5)	Securities held as collateral for dollar roll transactions.

(6)	Denotes a security subject to dollar roll transactions and deemed a when-issued security.

(7)	Denotes a restricted security which is subject to restrictions on resale under federal securities law.

At November 30, 2005, these securities amounted to:

	Amount	% of Total Net Assets
Tax-Free Money Market	$10,815,000	5.26%
Intermediate Bond	$43,719,722	6.76%
Short-Term Income	$362,660	0.27%
Prime Money Market	$1,977,586,773	50.19%

(8)	Denotes a restricted security which has been deemed liquid by criteria approved by the Fund’s Board of Directors.

(9)	Please refer to the Statement of Additional Information for an explanation of the credit ratings.

(10)	Securities that are subject to alternative minimum tax represent 8.68% of Intermediate Tax-Free Fund’s portfolio as calculated based upon total portfolio market value.

(11)	Each issue shows the rate of the discount at the time of purchase.

(12)	Securities Lending - The Funds participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. On May 18, 2000, the Securities and Exchange Commission issued an order to the Marshall Funds that exempts certain securities lending activities from prohibitions under the Act. Under the terms of the exemptive order, (i) the Funds may pay a portion of net revenue to Marshall & Ilsley Trust Company N.A. (“M&I Trust”) for its services as securities lending agent, and (ii) cash collateral received for a loan of one Fund’s securities may be invested jointly with collateral received for loans of other Funds’ securities.

As of November 30, 2005, the value of securities loaned, the payable on collateral due to broker and the value of reinvested cash collateral securities were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Reinvested Collateral Securities
Large-Cap Value	$35,331,650	$35,337,656	$35,337,656
Large-Cap Growth	18,881,225	18,884,437	18,884,437
Mid-Cap Value	157,833,182	157,860,011	157,860,011
Mid-Cap Growth	28,789,793	28,794,693	28,794,693
Small-Cap Growth	48,017,925	48,026,085	48,026,085
International Stock	33,172,672	33,178,312	33,178,312
Government Income	166,655,717	166,684,047	166,684,047
Intermediate Bond	66,000,392	66,011,611	66,011,611
Short-Term Income	21,782,838	21,786,541	21,786,541

Individual reinvested cash collateral jointly pooled with collateral received from other loans of the securities lending at November 30, 2005 are as follows (1):

	Large-Cap Value Fund	Large-Cap Growth Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Short-Term Income Fund	Total
Alliance & Leicester PLC, 4.080%, 12/01/2005	1,225,803	655,069	5,475,894	998,839	1,665,943	1,150,899	5,781,985	2,289,830	755,738	20,000,000
Allstate Life Glob Fd II, 4.181%, 12/18/2005	1,225,803	655,069	5,475,894	998,839	1,665,943	1,150,899	5,781,985	2,289,830	755,738	20,000,000
American Express Credit, 4.170%, 12/05/2005	1,227,303	655,870	5,482,591	1,000,060	1,667,980	1,152,307	5,789,056	2,292,631	756,662	20,024,460
BMW US Capital LLC, 4.090%, 12/15/2005	1,348,181	720,468	6,022,580	1,098,558	1,832,262	1,265,799	6,359,230	2,518,435	831,187	21,996,700
Bayerische Landesbank NY, 4.220%, 12/24/2005	1,225,803	655,069	5,475,894	998,839	1,665,943	1,150,899	5,781,985	2,289,830	755,738	20,000,000
Bear Stearns Co. Inc., 4.140%, 12/05/2005	919,719	491,498	4,108,564	749,429	1,249,957	863,520	4,338,223	1,718,060	567,030	15,006,000
CIT Group, Inc., 4.240%, 12/01/2005	1,226,851	655,630	5,480,582	999,694	1,667,369	1,151,884	5,786,935	2,291,790	756,385	20,017,120
Canadian Imp Bk Comm NY, 4.180%, 12/15/2005	919,352	491,302	4,106,921	749,129	1,249,457	863,174	4,336,489	1,717,373	566,803	15,000,000
General Elec Cap Corp., 4.240%, 12/17/2005	920,690	492,017	4,112,901	750,220	1,251,276	864,431	4,342,803	1,719,873	567,629	15,021,840
Goldman Sachs Group LP, 4.220%, 12/16/2005	1,227,301	655,869	5,482,582	1,000,058	1,667,977	1,152,304	5,789,046	2,292,626	756,661	20,024,424
HBOS Treasury Srvcs PLC, 4.109%, 12/01/2005	1,225,803	655,069	5,475,894	998,839	1,665,943	1,150,899	5,781,985	2,289,830	755,738	20,000,000
HSBC Finance Corp., 4.181%, 12/24/2005	919,439	491,348	4,107,307	749,199	1,249,575	863,255	4,336,896	1,717,534	566,857	15,001,410
HSH Nordbank AG NY, 4.170%, 12/23/2005	1,226,122	655,240	5,477,322	999,099	1,666,377	1,151,199	5,783,492	2,290,427	755,935	20,005,213
IBM Corp., 4.060%, 12/08/2005	1,226,041	655,196	5,476,957	999,032	1,666,266	1,151,122	5,783,107	2,290,274	755,885	20,003,880
Irish Life & Permanent, 4.170%, 12/22/2005	1,225,803	655,069	5,475,894	998,839	1,665,943	1,150,899	5,781,985	2,289,830	755,738	20,000,000
Jackson Natl Life Global, 4.249%, 12/22/2005	1,226,449	655,414	5,478,780	999,365	1,666,821	1,151,506	5,785,032	2,291,037	756,136	20,010,540
Liquid Funding LTD, 4.095%, 12/14/2005	919,261	491,252	4,106,510	749,054	1,249,332	863,088	4,336,055	1,717,201	566,747	14,998,500
Merrill Lynch & Co., 4.315%, 12/11/2005	1,225,803	655,069	5,475,894	998,839	1,665,943	1,150,899	5,781,985	2,289,830	755,738	20,000,000
Monumental Life FA, 4.230%, 12/15/2005	919,352	491,302	4,106,921	749,129	1,249,457	863,174	4,336,489	1,717,373	566,803	15,000,000
Morgan Stanley CP, 4.090%, 12/01/2005	1,225,681	655,003	5,475,347	998,739	1,665,776	1,150,784	5,781,407	2,289,601	755,662	19,998,000
Natexis Banq Populair NY, 4.170%, 12/23/2005	919,462	491,361	4,107,414	749,219	1,249,607	863,278	4,337,009	1,717,579	566,871	15,001,800
Northern Roc PLC, 4.100%, 12/03/2005	1,225,803	655,069	5,475,894	998,839	1,665,943	1,150,899	5,781,985	2,289,830	755,738	20,000,000
RMAC 2004-NS2A A1, 4.115%, 12/12/2005	742,785	396,944	3,318,160	605,254	1,009,491	697,396	3,503,638	1,387,540	457,945	12,119,153
SLM Corp., 4.159%, 12/20/2005	1,226,111	655,233	5,477,266	999,089	1,666,360	1,151,187	5,783,434	2,290,404	755,927	20,005,011
Treasury Bank, 4.246%, 12/22/2005	1,225,803	655,069	5,475,894	998,839	1,665,943	1,150,899	5,781,985	2,289,830	755,738	20,000,000
Wachovia, 4.140%, 12/01/2005	306,450	163,767	1,368,974	249,710	416,486	287,725	1,445,496	572,458	188,934	5,000,000
Wells Fargo & Co., 4.140%, 12/02/2005	613,429	327,815	2,740,296	499,848	833,686	575,943	2,893,473	1,145,897	378,193	10,008,580
Westlb AG NY, 4.110%, 12/10/2005	919,394	491,324	4,107,111	749,164	1,249,515	863,214	4,336,689	1,717,452	566,830	15,000,693
Westpac Bank NY, 3.844%, 12/18/2005	613,153	327,669	2,739,070	499,624	833,313	575,685	2,892,178	1,145,384	378,024	10,004,100
Metlife Insurance FA, 4.169%, 12/01/2005	1,225,803	655,069	5,475,894	998,839	1,665,943	1,150,899	5,781,985	2,289,830	755,738	20,000,000
Prudential Funding, 4.200%, 12/15/2005	612,901	327,534	2,737,947	499,419	832,972	575,450	2,890,993	1,144,915	377,869	10,000,000
Prudential Funding, 4.200%, 12/15/2005	612,901	327,534	2,737,947	499,419	832,972	575,450	2,890,993	1,144,915	377,869	10,000,000
Provident Temp Cash, 3.982%, 12/01/2005	2,287,101	1,222,226	10,216,915	1,863,631	3,108,314	2,147,346	10,788,019	4,272,362	1,410,055	37,315,969
	$35,337,656	$18,884,437	$157,860,011	$28,794,693	$48,026,085	$33,178,312	$166,684,047	$66,011,611	$21,786,541	$576,563,393

(1)	The collateral pool is managed by the Fund Manager of the Short-Term Income, Government Money Market and Prime Money Market Funds.

The following acronyms are used throughout this report:

ADR	-	American Depository Receipt
AMBAC	-	American Municipal Bond Assurance Corporation
CFC	-	Cooperative Finance Corporation
CIFG	-	CDC IXIS Financial Guaranty
COL	-	Collateralized
FGIC	-	Financial Guaranty Insurance Corporation
FRN	-	Floating Rate Note
GDR	-	Global Depository Receipt
GO	-	Government Obligation
HFDC	-	Health Facility Development Corporation
IDC	-	Industrial Development Corporation
INS	-	Insured
LIQ	-	Liquidity Agreement
LP	-	Limited Partnership
LOC	-	Letter of Credit
MTN	-	Medium Term Note
PCA	-	Pollution Control Authority
PLC	-	Public Limited Company
REITs	-	Real Estate Investment Trusts
REMIC	-	Real Estate Mortgage Investment Conduit
TCRs	-	Transferable Custody Receipts
TRANs	-	Tax and Revenue Anticipation Notes
UT	-	Unlimited Tax
VRNs	-	Variable Rate Notes

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Large-Cap Value Fund	331,297,657	44,937,045	(6,235,759)	38,701,286
Large-Cap Growth Fund	244,733,016	24,928,640	(5,520,161)	19,408,479
Mid-Cap Value Fund	730,651,692	108,786,176	(18,684,712)	90,101,464
Mid-Cap Growth Fund	180,737,717	27,112,361	(1,170,824)	25,941,537
Small-Cap Growth Fund	186,151,564	34,102,556	(3,005,426)	31,097,130
International Stock Fund	350,895,626	38,875,549	(6,479,384)	32,396,165
Government Income Fund	873,659,464	2,603,110	(5,431,984)	(2,828,874)
Intermediate Bond Fund	774,074,003	2,412,522	(7,371,427)	(4,958,905)
Intermediate Tax-Free Fund	83,168,553	1,481,017	(642,201)	838,816
Short-Term Income Fund	156,254,949	105,910	(2,422,354)	(2,316,444)
Government Money Market Fund*	138,239,897	—	—	—
Prime Money Market Fund*	3,935,665,201	—	—	—
Tax-Free Money Market Fund*	210,110,685	—	—	—

*	at amortized cost

At November 30, 2005, the Large-Cap Value Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
Express Scripts, Inc.	Call	December 2005	$80.00	150	$75,000	$(53,701)
Nucor Corp.	Call	January 2006	70.00	25	5,125	(199)
Nucor Corp.	Call	January 2006	75.00	79	5,925	316
Phelps Dodge Corp.	Call	January 2006	150.00	85	18,700	(669)
Altria Group, Inc.	Put	January 2007	50.00	200	25,000	(7,899)
Disney, Walt Co.	Put	January 2006	22.50	100	1,500	3,800
Exxon Mobil Corp.	Put	January 2006	50.00	200	4,000	13,569
Federal National Mortgage Association	Put	January 2006	50.00	350	105,000	(59,552)
Gap, Inc.	Put	January 2006	20.00	150	42,000	(16,201)
Zimmer Holdings, Inc.	Put	January 2006	60.00	100	18,500	(2,801)

Net Unrealized Depreciation on Written Option Contracts:				1,439		$(123,337)

At November 30, 2005, the Small Cap Growth Fund had the following outstanding futures:

Contract	Type	Expiration Date	Number of Contracts	Original Value	Unrealized Appreciation (Depreciation)
Russell E-Mini Index	Future	December 2005	76	$5,025,278	128,282

At November 30, 2005, the Mid Cap Growth Fund had the following outstanding futures:

Contract	Type	Expiration Date	Number of Contracts	Original Value	Unrealized Appreciation (Depreciation)
S&P Mid E-Mini 400 Index	Future	December 2005	66	4,806,242	42,118

Item 2.	Controls and Procedures

a)	The Registrant’s principal executive and principal financial officer has reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to him by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended November 30, 2005 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive and Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marshall Funds, Inc.

/s/ JOHN M. BLASER
John M. Blaser
President & Treasurer

January 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ JOHN M. BLASER
John M. Blaser
President & Treasurer

January 18, 2006